Schedule of Investments (unaudited)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31(a)	$2,987	$2,695,751
5.38%, 06/15/33(a)	2,119	2,163,867
Omnicom Group Inc.
2.60%, 08/01/31	5,459	4,962,274
5.30%, 11/01/34(a)	4,035	4,149,487
		13,971,379
Aerospace & Defense — 1.4%
BAE Systems PLC
1.90%, 02/15/31(b)	6,596	5,870,004
5.25%, 03/26/31(b)	3,210	3,354,457
5.30%, 03/26/34(b)	9,895	10,322,151
Boeing Co. (The)
3.25%, 02/01/35	5,276	4,622,257
3.30%, 03/01/35(a)	1,205	1,046,234
3.60%, 05/01/34	5,941	5,421,023
3.63%, 02/01/31(a)	8,894	8,551,589
6.13%, 02/15/33	2,862	3,109,679
6.39%, 05/01/31	6,605	7,186,343
6.53%, 05/01/34	16,519	18,368,773
Embraer Netherlands Finance BV, 5.98%, 02/11/35(a)	4,535	4,842,246
GE Capital Funding LLC, 4.55%, 05/15/32	3,080	3,128,492
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	197,653
General Dynamics Corp.
2.25%, 06/01/31	3,608	3,285,130
4.95%, 08/15/35	4,695	4,824,102
General Electric Co., 6.75%, 03/15/32	8,842	10,085,796
HEICO Corp., 5.35%, 08/01/33	3,783	3,958,821
Hexcel Corp., 5.88%, 02/26/35	1,905	2,011,526
Howmet Aerospace Inc.
4.55%, 11/15/32	2,580	2,604,153
4.85%, 10/15/31	3,150	3,246,718
L3Harris Technologies Inc.
1.80%, 01/15/31	4,179	3,698,656
4.85%, 04/27/35	2,523	2,538,465
5.25%, 06/01/31	4,975	5,191,540
5.35%, 06/01/34	5,117	5,325,736
5.40%, 07/31/33	10,048	10,557,765
Lockheed Martin Corp.
3.60%, 03/01/35	3,414	3,174,349
3.90%, 06/15/32	5,342	5,252,659
4.70%, 12/15/31	4,670	4,801,244
4.75%, 02/15/34(a)	5,250	5,338,710
4.80%, 08/15/34(a)	4,065	4,144,928
5.00%, 08/15/35	4,889	5,021,146
5.25%, 01/15/33(a)	6,588	6,961,142
Northrop Grumman Corp.
4.70%, 03/15/33(a)	7,135	7,249,904
4.90%, 06/01/34	5,630	5,743,689
5.25%, 07/15/35(a)	3,595	3,754,974
Northrop Grumman Systems Corp., 7.75%, 02/15/31	1,802	2,095,757
RTX Corp.
1.90%, 09/01/31	6,940	6,109,169
2.38%, 03/15/32	6,940	6,203,014
5.15%, 02/27/33	8,098	8,449,140
5.40%, 05/01/35	3,301	3,497,881
Security	Par (000)	Value
Aerospace & Defense (continued)
6.00%, 03/15/31	$6,550	$7,081,761
6.10%, 03/15/34(a)	9,923	10,949,896
		229,178,672
Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32	11,800	10,459,199
5.25%, 08/06/35(a)	3,385	3,447,588
5.63%, 02/06/35	3,330	3,473,434
6.88%, 11/01/33(a)	3,130	3,556,413
Archer-Daniels-Midland Co.
2.90%, 03/01/32(a)	5,074	4,679,539
4.50%, 08/15/33(a)	3,095	3,112,967
5.38%, 09/15/35(a)	2,220	2,361,044
5.94%, 10/01/32	2,290	2,506,687
BAT Capital Corp.
2.73%, 03/25/31(a)	8,219	7,569,162
4.63%, 03/22/33	3,010	3,004,916
4.74%, 03/16/32(a)	5,996	6,076,328
5.35%, 08/15/32	7,015	7,318,731
5.63%, 08/15/35(a)	6,490	6,804,782
5.83%, 02/20/31	5,575	5,924,870
6.00%, 02/20/34(a)	5,605	6,032,310
6.42%, 08/02/33	9,468	10,488,200
7.75%, 10/19/32(a)	4,092	4,799,196
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	7,274	6,709,216
3.20%, 04/21/31	4,465	4,207,503
4.65%, 09/17/34(a)	5,175	5,120,817
5.15%, 08/04/35(a)	4,505	4,614,498
5.25%, 04/21/32	2,270	2,339,942
Cargill Inc.
1.70%, 02/02/31(b)	3,413	3,020,930
2.13%, 11/10/31(b)	6,913	6,156,627
4.00%, 06/22/32(a)(b)	4,355	4,274,000
4.75%, 04/24/33(b)	2,989	3,036,215
5.13%, 10/11/32(a)(b)	3,310	3,448,699
5.13%, 02/11/35(a)(b)	3,200	3,331,494
Imperial Brands Finance PLC
5.63%, 07/01/35(b)	5,420	5,586,639
5.88%, 07/01/34(b)	4,850	5,078,959
Japan Tobacco Inc., 5.85%, 06/15/35(b)	5,400	5,798,840
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	7,485	7,911,944
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,310	3,734,745
Philip Morris International Inc.
4.25%, 10/29/32(a)	4,275	4,217,292
4.63%, 10/29/35(a)	4,915	4,838,729
4.75%, 11/01/31	4,990	5,101,828
4.88%, 04/30/35(a)	4,270	4,309,805
4.90%, 11/01/34(a)	4,915	4,984,128
5.13%, 02/13/31	7,880	8,191,486
5.25%, 02/13/34(a)	11,055	11,479,457
5.38%, 02/15/33	14,593	15,296,007
5.63%, 09/07/33	6,510	6,940,759
5.75%, 11/17/32	9,645	10,362,716
Reynolds American Inc., 5.70%, 08/15/35	3,515	3,699,900
		245,408,541
Airlines — 0.0%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	3,700	3,711,241

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Southwest Airlines Co., 5.25%, 11/15/35	$165	$161,604
		3,872,845
Apparel — 0.1%
Gildan Activewear Inc., 5.40%, 10/07/35(b)	3,785	3,783,207
Ralph Lauren Corp., 5.00%, 06/15/32(a)	3,240	3,329,901
Tapestry Inc.
3.05%, 03/15/32(a)	3,017	2,744,073
5.50%, 03/11/35(a)	4,870	4,992,403
		14,849,584
Auto Manufacturers — 2.6%
American Honda Finance Corp.
1.80%, 01/13/31	3,538	3,121,792
4.85%, 10/23/31	4,535	4,634,152
4.90%, 01/10/34(a)	4,645	4,689,191
5.05%, 07/10/31	6,490	6,679,498
5.15%, 07/09/32	4,820	4,969,077
5.20%, 03/05/35	3,235	3,299,818
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	3,197	2,806,086
2.55%, 04/01/31(b)	3,120	2,851,376
3.70%, 04/01/32(b)	3,530	3,369,913
4.85%, 08/13/31(a)(b)	5,064	5,161,717
5.15%, 08/11/33(b)	4,108	4,242,842
5.15%, 04/02/34(a)(b)	3,300	3,380,321
5.20%, 08/11/35(a)(b)	3,230	3,279,358
5.40%, 03/21/35(a)(b)	3,250	3,385,364
Cummins Inc.
4.70%, 02/15/31	4,060	4,161,640
5.15%, 02/20/34	4,855	5,052,199
5.30%, 05/09/35	6,705	6,995,396
Daimler Truck Finance North America LLC
2.50%, 12/14/31(a)(b)	4,585	4,091,780
5.00%, 10/12/32(b)	3,935	3,975,476
5.38%, 01/13/32(a)(b)	3,725	3,846,620
5.38%, 01/18/34(b)	3,970	4,061,736
5.38%, 06/25/34(b)	3,270	3,346,827
5.50%, 09/20/33(a)(b)	3,443	3,564,831
5.63%, 01/13/35(b)	3,990	4,146,362
Ford Motor Co.
3.25%, 02/12/32	16,701	14,670,449
6.10%, 08/19/32(a)	11,910	12,273,836
7.45%, 07/16/31(a)	8,045	8,913,538
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	7,170	6,557,697
5.87%, 10/31/35(a)	4,530	4,502,680
6.05%, 03/05/31	6,275	6,444,419
6.05%, 11/05/31	8,970	9,184,968
6.13%, 03/08/34(a)	10,445	10,625,344
6.50%, 02/07/35(a)	8,280	8,616,621
6.53%, 03/19/32	3,765	3,942,035
7.12%, 11/07/33	8,230	8,869,482
General Motors Co.
5.00%, 04/01/35(a)	4,920	4,862,410
5.60%, 10/15/32(a)	8,105	8,503,240
6.25%, 04/15/35	3,250	3,481,180
General Motors Financial Co. Inc.
2.35%, 01/08/31	6,150	5,521,550
2.70%, 06/10/31	6,585	5,961,834
3.10%, 01/12/32	8,301	7,562,300
5.45%, 09/06/34(a)	5,076	5,174,121
Security	Par (000)	Value
Auto Manufacturers (continued)
5.60%, 06/18/31	$7,270	$7,587,236
5.63%, 04/04/32	5,115	5,336,070
5.75%, 02/08/31	6,490	6,834,041
5.90%, 01/07/35(a)	6,864	7,183,059
5.95%, 04/04/34	7,701	8,105,908
6.10%, 01/07/34	9,955	10,597,811
6.15%, 07/15/35	4,880	5,181,915
6.40%, 01/09/33(a)	6,633	7,180,989
Honda Motor Co. Ltd.
2.97%, 03/10/32	5,013	4,602,595
5.34%, 07/08/35(a)	6,470	6,653,850
Hyundai Capital America
4.75%, 09/26/31(b)	3,570	3,600,456
5.40%, 01/08/31(a)(b)	3,290	3,396,706
5.40%, 06/24/31(b)	4,915	5,088,654
5.40%, 03/29/32(a)(b)	2,600	2,694,522
5.40%, 06/23/32(b)	2,950	3,062,831
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	3,127	2,843,526
5.00%, 01/11/34(a)(b)	4,810	4,888,219
5.05%, 08/03/33(a)(b)	5,310	5,454,832
5.13%, 08/01/34(a)(b)	3,100	3,168,485
5.45%, 04/01/35(a)(b)	1,960	2,044,691
8.50%, 01/18/31	9,633	11,480,173
PACCAR Financial Corp., 5.00%, 03/22/34	2,180	2,268,996
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(a)(b)	8,007	6,954,853
6.38%, 09/12/32(a)(b)	4,713	4,959,270
6.45%, 03/18/35(a)(b)	6,520	6,785,378
Toyota Motor Corp.
2.36%, 03/25/31(a)	3,198	2,944,943
5.05%, 06/30/35(a)	3,405	3,527,231
5.12%, 07/13/33	2,770	2,898,605
Toyota Motor Credit Corp.
1.65%, 01/10/31	3,811	3,374,431
1.90%, 09/12/31	4,417	3,889,525
2.40%, 01/13/32(a)	2,563	2,306,058
4.60%, 10/10/31(a)	5,650	5,746,959
4.65%, 09/03/32	4,590	4,655,645
4.70%, 01/12/33	3,611	3,682,003
4.80%, 01/05/34(a)	5,170	5,304,761
5.10%, 03/21/31(a)	5,955	6,203,282
5.35%, 01/09/35(a)	5,357	5,656,010
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(a)(b)	3,365	3,476,296
5.65%, 03/25/32(b)	3,250	3,377,977
5.80%, 03/27/35(b)	3,735	3,880,267
5.90%, 09/12/33(a)(b)	4,055	4,248,906
		437,909,041
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32(a)	4,806	4,475,617
5.15%, 09/13/34(a)	3,435	3,481,676
BorgWarner Inc., 5.40%, 08/15/34	2,985	3,095,472
Lear Corp., 2.60%, 01/15/32	2,320	2,071,845
LG Energy Solution Ltd.
5.50%, 07/02/34(a)(b)	3,205	3,276,673
5.88%, 04/02/35(a)(b)	4,695	4,878,902

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International Inc.
5.50%, 03/21/33(a)	$3,351	$3,503,846
5.88%, 06/01/35(a)	2,725	2,898,598
		27,682,629
Banks — 23.4%
ABN AMRO Bank NV
3.32%, 03/13/37, (5-year CMT + 1.90%)(b)(c)	5,076	4,657,352
5.52%, 12/03/35, (1-year CMT + 1.25%)(b)(c)	4,780	4,973,846
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(b)(c)	6,065	6,450,237
ASB Bank Ltd., 2.38%, 10/22/31(b)	2,350	2,124,972
Australia & New Zealand Banking Group Ltd.
5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)(c)	7,825	7,916,929
5.82%, 06/18/36, (1-year CMT + 1.35%)(b)(c)	8,905	9,312,739
6.74%, 12/08/32(a)(b)	8,028	8,922,875
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 0.01)(c)	6,423	6,883,521
7.88%, 11/15/34, (1-year CMT + 3.30%)(c)	4,570	5,359,383
Banco de Chile, 2.99%, 12/09/31(a)(b)	2,130	1,932,273
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(a)(b)	2,430	2,245,988
Banco Santander Chile, 3.18%, 10/26/31(a)(b)	2,155	2,008,783
Banco Santander SA
2.75%, 12/03/30(a)	7,170	6,540,033
2.96%, 03/25/31	9,156	8,517,387
3.23%, 11/22/32, (1-year CMT + 1.60%)(c)	6,924	6,346,587
5.13%, 11/06/35(a)	3,800	3,830,897
5.44%, 07/15/31(a)	10,495	11,065,525
6.03%, 01/17/35	6,230	6,743,457
6.35%, 03/14/34(a)	8,500	9,197,434
6.92%, 08/08/33	13,245	14,766,464
6.94%, 11/07/33(a)	9,610	11,073,401
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(a)(b)(c)	5,735	5,230,403
5.50%, 09/21/33(b)	5,000	5,205,441
5.65%, 07/05/34(a)(b)	5,120	5,389,292
6.06%, 03/25/40, (5-year CMT + 1.78%)(b)(c)	5,955	6,120,194
Bank of America Corp.
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	23,550	21,125,267
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	13,838	12,180,737
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	21,000	19,054,737
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	29,048	26,743,344
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	24,953	22,937,361
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	16,538	15,637,633
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	26,649	26,759,226
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	32,703	33,647,811
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	32,858	34,236,025
5.43%, 08/15/35, (1-day SOFR + 1.91%)(c)	16,115	16,608,791
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(c)	12,585	13,269,303
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)(c)	32,550	34,234,202
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	22,550	23,799,974
5.52%, 10/25/35, (1-day SOFR + 1.74%)(c)	23,053	23,817,498
5.74%, 02/12/36, (1-day SOFR + 1.70%)(c)	15,115	15,886,813
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	24,742	26,670,319
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	13,100	12,074,881
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(c)	7,762	6,978,768
5.51%, 06/04/31(a)	6,651	7,036,094
Security	Par (000)	Value
Banks (continued)
7.30%, 11/26/84, (5-year CMT + 3.01%)(c)	$5,710	$6,066,875
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31	4,106	3,630,924
2.50%, 01/26/32(a)	2,559	2,338,801
4.29%, 06/13/33, (1-day SOFR + 1.42%)(c)	4,625	4,587,057
4.71%, 02/01/34, (1-day SOFR + 1.51%)(c)	4,868	4,924,286
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	6,511	6,684,762
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	9,335	9,702,923
5.19%, 03/14/35, (1-day SOFR + 1.42%)(c)	6,634	6,884,996
5.23%, 11/20/35, (1-day SOFR + 1.25%)(c)	4,820	5,013,170
5.32%, 06/06/36, (1-day SOFR + 1.35%)(c)	6,580	6,865,616
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	3,075	3,229,595
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(c)	9,427	10,208,131
6.47%, 10/25/34, (1-day SOFR + 1.85%)(c)	6,979	7,831,559
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,165	1,076,042
Bank of Nova Scotia (The)
2.15%, 08/01/31	4,550	4,062,635
2.45%, 02/02/32	5,111	4,574,804
4.59%, 05/04/37, (5-year CMT + 2.05%)(c)	7,815	7,630,121
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	4,249	4,312,978
5.65%, 02/01/34	5,085	5,439,274
6.88%, 10/27/85, (5-year CMT + 2.73%)(c)	3,370	3,399,710
Barclays PLC
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)(c)	6,263	5,713,643
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	8,788	8,003,737
5.34%, 09/10/35, (1-day SOFR + 1.91%)(c)	13,285	13,572,382
5.75%, 08/09/33, (1-year CMT + 3.00%)(c)	6,522	6,893,087
5.79%, 02/25/36, (1-day SOFR + 1.59%)(c)	12,885	13,601,804
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	13,188	14,264,154
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	9,595	10,670,400
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)(c)	9,155	10,290,010
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	13,219	15,213,961
Blackstone Reg Finance Co. LLC
4.95%, 02/15/36	925	921,846
5.00%, 12/06/34	4,705	4,742,362
BNP Paribas SA
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.38%)(b)(c)	14,257	13,045,083
3.13%, 01/20/33, (1-day SOFR + 1.56%)(b)(c)	8,203	7,504,848
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)(c)	10,180	10,773,599
5.79%, 01/13/33, (1-day SOFR + 1.62%)(a)(b)(c)	14,026	14,795,022
5.89%, 12/05/34, (1-day SOFR + 1.86%)(b)(c)	13,680	14,661,261
5.91%, 11/19/35, (1-day SOFR + 1.92%)(a)(b)(c)	12,325	12,891,547
BOKF N.A., 6.11%, 11/06/40, (5-year CMT + 2.00%)(c)	40	40,749
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(b)(c)	6,582	5,853,442
3.12%, 10/19/32, (1-day SOFR + 1.73%)(b)(c)	6,546	5,892,001
3.65%, 01/14/37, (5-year CMT + 1.90%)(b)(c)	5,355	4,903,668
5.75%, 07/19/33, (1-day SOFR + 2.86%)(b)(c)	6,293	6,587,865
5.94%, 05/30/35, (1-day SOFR + 1.85%)(b)(c)	10,505	11,084,429
6.03%, 05/28/36, (1-day SOFR + 1.95%)(b)(c)	6,630	7,040,423
6.29%, 01/14/36, (1-day SOFR + 2.04%)(b)(c)	10,250	11,063,511
6.51%, 01/18/35, (1-day SOFR + 2.79%)(a)(b)(c)	5,920	6,332,762
7.00%, 10/19/34, (1-day SOFR + 2.59%)(b)(c)	8,658	9,732,100

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(a)(c)	$4,015	$3,961,594
CaixaBank SA
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)(c)	6,425	6,666,640
6.04%, 06/15/35, (1-day SOFR + 2.76%)(b)(c)	6,460	6,924,100
6.84%, 09/13/34, (1-day SOFR + 2.77%)(b)(c)	6,095	6,847,705
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	5,810	5,552,208
6.09%, 10/03/33	6,455	7,065,137
Citibank N.A., 5.57%, 04/30/34	13,655	14,546,196
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	12,253	11,000,424
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	19,942	18,145,488
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	20,615	18,972,577
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	19,820	18,986,104
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	16,768	17,076,543
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	14,230	14,521,856
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	15,565	16,062,254
5.41%, 09/19/39, (5-year CMT + 1.73%)(c)	6,700	6,765,695
5.45%, 06/11/35, (1-day SOFR + 1.45%)(c)	16,835	17,582,797
5.83%, 02/13/35, (1-day SOFR + 2.06%)(c)	16,419	17,170,870
5.88%, 02/22/33(a)	3,346	3,596,926
6.00%, 10/31/33	4,895	5,298,677
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	18,822	19,834,614
6.17%, 05/25/34, (1-day SOFR + 2.66%)(c)	21,268	22,723,448
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	18,330	20,083,431
6.63%, 06/15/32	6,834	7,606,473
Citizens Financial Group Inc.
2.64%, 09/30/32(a)	3,715	3,203,351
5.64%, 05/21/37, (5-year CMT + 2.75%)(c)	2,188	2,225,995
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	9,315	9,769,898
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	4,635	5,104,649
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)(c)	2,578	2,604,455
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,573	4,079,019
2.69%, 03/11/31(a)(b)	8,915	8,122,917
3.78%, 03/14/32(a)(b)	7,350	7,027,008
5.84%, 03/13/34(a)(b)	7,730	8,186,997
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.42%)(b)(c)	5,753	5,489,535
5.71%, 01/21/33, (1-year CMT + 1.00%)(b)(c)	5,105	5,413,272
Credit Agricole SA
4.82%, 09/25/33, (1-day SOFR + 1.36%)(b)(c)	3,870	3,878,756
5.37%, 03/11/34(a)(b)	4,825	5,081,074
5.51%, 07/05/33(b)	4,455	4,709,247
5.86%, 01/09/36, (1-day SOFR + 1.74%)(a)(b)(c)	11,970	12,694,202
6.25%, 01/10/35, (1-day SOFR + 2.67%)(b)(c)	9,920	10,555,241
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	7,260	6,681,961
3.73%, 01/14/32, (1-day SOFR + 2.76%)(c)	7,595	7,207,426
3.74%, 01/07/33, (1-day SOFR + 2.26%)(c)	7,635	7,124,868
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	8,110	8,309,950
7.08%, 02/10/34, (1-day SOFR + 3.65%)(c)	9,900	10,888,406
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)(c)	3,248	3,182,920
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)(c)	6,275	6,600,611
First Citizens BancShares Inc./NC, 6.25%, 03/12/40, (5-year CMT + 1.97%)(c)	3,890	3,968,267
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Capital I, 6.35%, 02/15/34	$4,735	$5,051,411
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	16,010	14,260,977
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	28,456	25,588,140
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	24,354	22,274,008
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	22,175	20,095,145
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	25,433	23,539,235
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	16,280	16,340,630
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	23,720	24,088,934
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	22,305	23,147,952
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	20,189	21,155,711
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	19,330	20,759,207
6.13%, 02/15/33	7,364	8,121,001
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	9,345	10,522,612
HBOS PLC, 6.00%, 11/01/33(b)	680	724,085
HSBC Bank USA N.A
5.63%, 08/15/35(a)	1,085	1,142,399
5.88%, 11/01/34	1,795	1,919,708
HSBC Holdings PLC
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	20,831	19,080,637
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	11,977	10,907,774
4.76%, 03/29/33, (1-day SOFR + 2.53%)(c)	13,048	13,024,901
5.40%, 08/11/33, (1-day SOFR + 2.87%)(c)	15,737	16,408,093
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	16,540	17,173,773
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)(c)	8,285	8,788,246
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	10,730	11,353,876
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(c)	17,980	19,094,480
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)(c)	11,575	12,138,240
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)(c)	14,551	15,946,825
6.55%, 06/20/34, (1-day SOFR + 2.98%)(c)	12,790	13,901,695
7.40%, 11/13/34, (1-day SOFR + 3.02%)(c)	13,145	15,040,282
8.11%, 11/03/33, (1-day SOFR + 4.25%)(c)	12,867	15,129,547
HSBC Holdings PLC,
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	9,065	9,146,577
5.74%, 09/10/36, (1-day SOFR + 1.96%)(c)	7,505	7,749,528
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)(c)	3,396	2,941,726
5.02%, 05/17/33, (1-day SOFR + 2.05%)(c)	2,098	2,124,645
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(c)	7,935	8,345,430
6.14%, 11/18/39, (5-year CMT + 1.70%)(c)	3,785	3,945,389
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	4,467	4,125,949
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	6,590	6,503,980
5.53%, 03/25/36, (1-day SOFR + 1.61%)(c)	6,035	6,316,676
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	9,935	10,397,405
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)(c)	7,585	8,250,891
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.60%)(b)(c)	4,730	4,510,326
6.63%, 06/20/33(b)	8,120	8,985,391
7.20%, 11/28/33(b)	9,610	11,022,382
8.25%, 11/21/33, (1-year CMT + 4.40%)(b)(c)	7,633	9,043,422
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	19,239	17,147,698
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	20,873	18,896,992
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	23,682	21,748,180
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	24,976	23,051,425
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	16,692	16,862,275
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	15,409	15,494,438
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	30,282	31,092,499

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)(c)	$20,795	$21,186,735
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	23,635	24,642,184
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)(c)	21,141	22,116,324
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	28,627	30,052,301
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	19,755	20,869,303
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	22,266	23,652,544
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	22,276	23,305,998
5.72%, 09/14/33, (1-day SOFR + 2.58%)(c)	22,674	24,205,582
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	20,787	22,378,833
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	20,340	22,521,678
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.05%)(b)(c)	5,675	6,219,273
KeyBank NA, 5.00%, 01/26/33	6,213	6,293,641
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	4,390	4,382,414
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	4,663	4,671,177
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	6,290	6,863,231
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	5,380	5,414,103
Lloyds Banking Group PLC
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)(c)	6,470	6,448,548
4.98%, 08/11/33, (1-year CMT + 2.30%)(c)	7,559	7,718,042
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	6,835	7,175,168
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	12,700	13,431,205
6.07%, 06/13/36, (1-year CMT + 1.60%)(c)	8,055	8,513,613
7.95%, 11/15/33, (1-year CMT + 3.75%)(c)	6,280	7,343,390
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	6,068	6,122,957
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)(c)	6,450	6,577,750
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	4,085	4,346,559
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(b)(c)	5,893	5,376,867
5.64%, 08/13/36, (1-year CMT + 1.45%)(a)(b)(c)	6,975	7,133,974
6.80%, 01/18/33(b)	5,703	6,270,262
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)(c)	6,530	5,952,032
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)(c)	7,843	7,123,799
4.44%, 06/21/33, (1-day SOFR + 2.40%)(b)(c)	3,615	3,578,926
5.49%, 11/09/33, (1-day SOFR + 2.86%)(a)(b)(c)	5,200	5,470,340
5.89%, 06/15/34, (1-day SOFR + 2.38%)(a)(b)(c)	5,175	5,541,546
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)(c)	6,020	6,600,779
Mitsubishi UFJ Financial Group Inc.
2.31%, 07/20/32, (1-year CMT + 0.95%)(c)	11,190	10,024,828
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	5,657	5,087,473
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	6,115	5,565,616
4.32%, 04/19/33, (1-year CMT + 1.55%)(c)	4,735	4,681,547
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	8,868	9,180,316
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	6,400	6,568,645
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	6,088	6,408,763
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)(c)	9,873	10,332,963
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	7,673	8,081,228
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)(c)	4,800	5,061,161
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	9,350	9,874,738
Security	Par (000)	Value
Banks (continued)
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	$12,030	$12,718,427
Mizuho Financial Group Inc.
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)(c)	3,736	3,323,268
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)(c)	4,005	3,576,162
2.56%, 09/13/31	5,578	5,003,189
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	6,790	7,035,460
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	6,550	6,829,302
5.58%, 05/26/35, (1-year CMT + 1.30%)(c)	4,800	5,057,454
5.59%, 07/10/35, (1-year CMT + 1.30%)(c)	4,595	4,842,158
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	4,258	4,535,478
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	5,283	5,624,655
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	7,025	7,499,553
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	18,536	16,336,667
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	18,260	16,085,318
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	25,303	22,567,018
2.48%, 09/16/36, (1-day SOFR + 1.36%)(c)	19,255	16,951,970
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	17,252	15,535,198
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	16,676	15,306,807
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	13,091	13,400,869
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	21,938	22,775,386
5.30%, 04/20/37, (1-day SOFR + 2.62%)(c)	13,265	13,596,867
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)(c)	21,785	22,624,629
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	17,230	18,061,243
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	15,435	16,161,544
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	20,149	21,268,761
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	20,385	21,640,461
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	19,972	21,421,661
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)(c)	10,020	10,576,705
5.95%, 01/19/38, (5-year CMT + 2.43%)(c)	12,825	13,554,552
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	19,890	21,969,148
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	14,000	15,793,817
7.25%, 04/01/32	7,239	8,403,072
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	12,860	12,901,670
National Australia Bank Ltd.
2.99%, 05/21/31(b)	7,775	7,163,077
3.35%, 01/12/37, (5-year CMT + 1.70%)(a)(b)(c)	6,705	6,173,158
4.95%, 01/10/34(a)(b)	4,830	5,021,342
5.18%, 06/11/34(a)(b)	4,765	5,022,545
5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)(c)	7,770	8,226,591
6.43%, 01/12/33(b)	7,213	7,875,358
NatWest Group PLC
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	9,420	10,029,501
6.02%, 03/02/34, (1-year CMT + 2.10%)(c)	5,853	6,311,143
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	4,080	3,567,446
5.07%, 09/14/32(a)(b)	1,975	2,012,154
5.36%, 09/09/35(a)(b)	3,095	3,163,901
Northern Trust Corp.
5.12%, 11/19/40, (5-year CMT + 1.05%)(c)	2,090	2,101,228
6.13%, 11/02/32(a)	5,813	6,363,354
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(c)	6,242	5,626,911
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	5,813	5,784,603
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	10,104	10,309,254
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	9,458	9,724,238
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	9,810	10,162,470

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	$9,706	$10,116,644
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	11,445	12,036,022
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	9,585	10,151,092
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(c)	4,751	5,130,769
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	9,585	10,388,430
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	14,765	16,788,610
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.06%)(c)	6,080	6,284,868
Royal Bank of Canada
2.30%, 11/03/31	9,597	8,654,764
3.88%, 05/04/32	5,922	5,777,565
5.00%, 02/01/33	10,866	11,246,425
5.00%, 05/02/33	5,583	5,769,890
5.15%, 02/01/34(a)	7,817	8,220,392
6.35%, 11/24/84, (5-year CMT + 2.25%)(c)	6,525	6,433,540
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	4,615	4,959,384
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(c)	3,215	2,957,561
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(c)	6,255	6,253,663
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(b)	2,530	2,503,849
5.75%, 04/15/34(a)(b)	2,535	2,678,164
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(b)(c)	7,869	7,126,223
3.34%, 01/21/33, (1-year CMT + 1.60%)(b)(c)	5,761	5,265,769
5.44%, 10/03/36, (1-day SOFR + 1.73%)(b)(c)	4,000	4,041,713
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)(c)	7,720	8,178,326
6.10%, 04/13/33, (1-year CMT + 1.60%)(b)(c)	5,950	6,311,429
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)(c)	7,053	7,439,712
6.69%, 01/10/34, (1-year CMT + 2.95%)(b)(c)	9,225	10,098,465
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,880	2,158,807
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.20%)(b)(c)	7,995	7,225,278
3.60%, 01/12/33, (1-year CMT + 1.90%)(b)(c)	4,425	4,112,014
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)(c)	14,530	14,899,541
5.91%, 05/14/35, (1-year CMT + 1.45%)(b)(c)	9,930	10,577,739
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)(c)	10,020	10,813,225
6.23%, 01/21/36, (1-year CMT + 1.43%)(a)(b)(c)	6,130	6,709,360
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(b)(c)	6,348	6,921,873
State Street Corp.
2.20%, 03/03/31	5,204	4,681,203
2.62%, 02/07/33, (1-day SOFR + 1.00%)(c)	3,403	3,083,281
4.16%, 08/04/33, (1-day SOFR + 1.73%)(c)	4,826	4,747,358
4.42%, 05/13/33, (1-day SOFR + 1.61%)(c)	2,885	2,886,990
4.68%, 10/22/32, (1-day SOFR + 1.05%)(c)	5,555	5,673,649
4.78%, 10/23/36, (1-day SOFR + 1.22%)(c)	6,055	6,075,280
4.82%, 01/26/34, (1-day SOFR + 1.57%)(c)	4,834	4,930,113
5.15%, 02/28/36, (1-day SOFR + 1.22%)(c)	4,715	4,861,896
5.16%, 05/18/34, (1-day SOFR + 1.89%)(c)	6,540	6,808,054
6.12%, 11/21/34, (1-day SOFR + 1.96%)(c)	2,885	3,142,223
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	2,540	2,237,045
Security	Par (000)	Value
Banks (continued)
2.22%, 09/17/31(a)	$6,330	$5,644,789
4.95%, 07/08/33, (1-day SOFR + 1.38%)(c)	4,200	4,309,121
5.25%, 07/08/36, (1-day SOFR + 1.50%)(c)	4,785	4,942,489
5.42%, 07/09/31(a)	6,705	7,050,530
5.45%, 01/15/32(a)	3,740	3,936,683
5.56%, 07/09/34(a)	8,680	9,199,315
5.63%, 01/15/35(a)	6,476	6,928,338
5.77%, 01/13/33(a)	10,887	11,675,071
5.78%, 07/13/33	4,082	4,386,626
5.81%, 09/14/33(a)	5,775	6,226,732
Sumitomo Mitsui Trust Bank Ltd.
4.85%, 09/10/34(a)(b)	2,915	2,947,099
5.05%, 03/13/35(a)(b)	3,955	4,043,332
5.35%, 03/07/34(a)(b)	2,825	2,962,684
Sumitomo Mitsui Trust Group Inc., 5.42%, 09/11/36, (1-day SOFR + 1.65%)(a)(b)(c)	2,600	2,637,186
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	5,566	4,985,336
2.45%, 01/12/32	3,752	3,362,670
3.20%, 03/10/32(a)	9,549	8,932,690
4.46%, 06/08/32(a)	12,748	12,791,263
4.93%, 10/15/35	7,640	7,716,516
5.30%, 01/30/32	5,125	5,381,110
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(c)	6,230	6,241,248
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	7,240	7,203,266
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)(c)	10,345	10,564,889
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	6,820	7,045,033
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	12,740	13,472,446
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	11,292	12,042,582
6.12%, 10/28/33, (1-day SOFR + 2.30%)(c)	4,570	4,945,163
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	11,400	9,960,656
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	5,116	4,624,980
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	12,567	12,730,044
4.97%, 07/22/33, (1-day SOFR + 2.11%)(c)	8,470	8,557,026
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	7,420	7,758,383
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	12,332	13,110,810
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	11,191	12,010,150
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(c)	9,493	10,190,941
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(b)(c)	12,384	11,020,590
2.75%, 02/11/33, (1-year CMT + 1.10%)(b)(c)	10,394	9,345,181
3.09%, 05/14/32, (1-day SOFR + 1.73%)(b)(c)	24,126	22,489,871
4.84%, 11/06/33, (1-day SOFR + 1.29%)(b)(c)	6,210	6,259,838
4.99%, 08/05/33, (1-year CMT + 2.40%)(b)(c)	9,168	9,352,507
5.58%, 05/09/36, (1-day SOFR + 1.76%)(b)(c)	11,355	11,911,519
5.70%, 02/08/35, (1-year CMT + 1.77%)(a)(b)(c)	14,315	15,161,218
5.96%, 01/12/34, (1-year CMT + 2.20%)(a)(b)(c)	15,135	16,223,423
6.30%, 09/22/34, (1-year CMT + 2.00%)(b)(c)	11,935	13,083,267
6.54%, 08/12/33, (1-day SOFR + 3.92%)(b)(c)	4,435	4,917,414
9.02%, 11/15/33, (1-day SOFR + 5.02%)(a)(b)(c)	5,303	6,681,332
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.55%)(b)(c)	6,101	5,678,503
Wachovia Corp.
5.50%, 08/01/35(a)	1,615	1,682,983
7.50%, 04/15/35(a)	1,765	2,063,191

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	$27,156	$25,515,330
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)(c)	15,845	15,981,155
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	27,653	28,287,324
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	16,965	17,520,870
5.38%, 02/07/35(a)	4,310	4,585,767
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)(c)	24,095	25,258,988
5.50%, 01/23/35, (1-day SOFR + 1.78%)(c)	19,321	20,316,489
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	28,708	30,407,172
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	19,535	20,718,956
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	20,900	23,371,415
Westpac Banking Corp.
2.15%, 06/03/31	6,861	6,231,730
3.02%, 11/18/36, (5-year CMT + 1.53%)(c)	8,633	7,810,845
5.41%, 08/10/33, (1-year CMT + 2.68%)(c)	4,979	5,168,141
5.62%, 11/20/35, (1-year CMT + 1.20%)(c)	9,717	10,111,689
6.82%, 11/17/33	4,825	5,428,587
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.83%)(c)	2,330	2,484,368
		3,974,522,839
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc.
4.90%, 01/23/31	5,058	5,255,944
5.00%, 06/15/34(a)	6,450	6,712,474
5.88%, 06/15/35(a)	1,670	1,843,832
6.63%, 08/15/33	2,015	2,278,842
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(a)(b)	4,553	4,621,469
Bacardi-Martini BV, 6.00%, 02/01/35(b)	2,675	2,795,452
Becle SAB de CV, 2.50%, 10/14/31(b)	5,110	4,456,420
Brown-Forman Corp., 4.75%, 04/15/33(a)	4,125	4,197,417
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	3,130	2,834,987
Coca-Cola Co. (The)
1.38%, 03/15/31	8,101	7,118,488
2.00%, 03/05/31	5,157	4,686,481
2.25%, 01/05/32	13,276	12,038,083
4.65%, 08/14/34(a)	5,042	5,188,002
5.00%, 05/13/34(a)	6,260	6,575,467
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	3,105	3,275,430
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	4,945	4,179,925
5.10%, 05/06/35(a)	3,425	3,468,840
Constellation Brands Inc.
2.25%, 08/01/31	7,120	6,314,024
4.75%, 05/09/32(a)	4,873	4,921,721
4.90%, 05/01/33(a)	4,893	4,934,971
4.95%, 11/01/35(a)	1,575	1,563,582
Diageo Capital PLC
2.13%, 04/29/32	5,285	4,609,636
5.50%, 01/24/33	4,765	5,055,567
5.63%, 10/05/33(a)	5,835	6,248,901
Diageo Investment Corp.
5.63%, 04/15/35	4,975	5,304,822
7.45%, 04/15/35	2,675	3,245,175
JDE Peet's NV, 2.25%, 09/24/31(b)	3,577	3,128,337
Keurig Dr Pepper Inc.
2.25%, 03/15/31	3,157	2,814,425
4.05%, 04/15/32	5,925	5,708,474
5.15%, 05/15/35(a)	3,265	3,284,485
5.30%, 03/15/34	4,305	4,396,506
Series 10, 5.20%, 03/15/31	3,415	3,502,083
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31(a)	$4,929	$4,324,740
1.95%, 10/21/31	8,307	7,390,468
3.90%, 07/18/32(a)	8,040	7,937,919
4.45%, 02/15/33(a)	5,548	5,674,366
4.65%, 07/23/32	5,590	5,733,089
4.80%, 07/17/34(a)	4,080	4,195,092
5.00%, 02/07/35	8,135	8,415,468
5.00%, 07/23/35	8,310	8,567,217
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34(a)	2,850	2,887,887
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(a)(b)	6,039	5,256,326
		206,942,834
Biotechnology — 0.7%
Amgen Inc.
2.00%, 01/15/32	6,776	5,916,683
2.30%, 02/25/31	8,103	7,354,835
3.35%, 02/22/32	6,705	6,342,142
4.20%, 03/01/33	5,114	5,025,749
5.25%, 03/02/33(a)	27,577	28,742,304
Biogen Inc.
5.05%, 01/15/31	1,640	1,697,063
5.75%, 05/15/35(a)	4,550	4,840,164
Bio-Rad Laboratories Inc., 3.70%, 03/15/32(a)	5,470	5,168,408
CSL Finance PLC
4.25%, 04/27/32(b)	6,960	6,880,807
5.11%, 04/03/34(b)	3,430	3,538,822
Gilead Sciences Inc.
4.60%, 09/01/35	7,260	7,248,011
5.10%, 06/15/35	6,830	7,066,086
5.25%, 10/15/33	6,431	6,790,327
Illumina Inc., 2.55%, 03/23/31	3,414	3,089,727
Royalty Pharma PLC
2.15%, 09/02/31(a)	5,325	4,677,146
4.45%, 03/25/31(a)	2,600	2,594,857
5.20%, 09/25/35(a)	5,955	6,020,227
5.40%, 09/02/34	3,385	3,483,168
		116,476,526
Building Materials — 0.7%
Amrize Finance U.S. LLC, 5.40%, 04/07/35(b)	6,860	7,117,785
Carlisle Companies Inc.
2.20%, 03/01/32	4,045	3,531,682
5.25%, 09/15/35(a)	3,090	3,159,892
Carrier Global Corp.
2.70%, 02/15/31(a)	5,029	4,658,654
5.90%, 03/15/34	5,809	6,275,347
Cemex SAB de CV, 3.88%, 07/11/31(a)(b)	5,725	5,451,084
CRH America Finance Inc.
4.40%, 02/09/31	5,050	5,061,422
5.00%, 02/09/36(a)	5,050	5,098,387
5.40%, 05/21/34(a)	5,005	5,223,788
5.50%, 01/09/35	8,215	8,621,778
Eagle Materials Inc.
2.50%, 07/01/31	4,918	4,466,873
5.00%, 03/15/36	950	940,096
Fortune Brands Innovations Inc.
4.00%, 03/25/32	3,190	3,061,211
5.88%, 06/01/33(a)	4,356	4,622,123
GCC SAB de CV, 3.61%, 04/20/32(a)(b)	820	749,796

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
JH North America Holdings Inc., 6.13%, 07/31/32(a)(b)	$665	$681,680
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31(a)	3,647	3,216,134
4.90%, 12/01/32	4,615	4,727,718
Martin Marietta Materials Inc.
2.40%, 07/15/31	6,127	5,544,664
5.15%, 12/01/34(a)	4,855	4,987,790
Masco Corp., 2.00%, 02/15/31	3,654	3,242,853
Owens Corning, 5.70%, 06/15/34(a)	5,345	5,642,109
St Marys Cement Inc./Canada, 5.75%, 04/02/34(b)	30	31,192
Trane Technologies Financing Ltd.
5.10%, 06/13/34	3,480	3,596,415
5.25%, 03/03/33	4,935	5,163,270
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	2,520	2,316,206
Vulcan Materials Co., 5.35%, 12/01/34(a)	5,120	5,329,153
		112,519,102
Chemicals — 1.0%
Air Products and Chemicals Inc.
4.75%, 02/08/31(a)	4,275	4,391,817
4.80%, 03/03/33	4,126	4,228,420
4.85%, 02/08/34(a)	7,491	7,653,401
4.90%, 10/11/32(a)	3,695	3,823,570
Albemarle Corp., 5.05%, 06/01/32(a)	4,300	4,315,261
Alpek SAB de CV, 3.25%, 02/25/31(b)	4,140	3,457,407
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	1,360	1,342,823
Cabot Corp., 5.00%, 06/30/32	2,685	2,734,852
CF Industries Inc.
5.15%, 03/15/34	4,805	4,850,686
5.30%, 11/26/35	4,875	4,910,138
Dow Chemical Co. (The)
4.25%, 10/01/34	2,385	2,201,325
4.80%, 01/15/31	3,175	3,166,949
5.15%, 02/15/34(a)	4,346	4,345,943
5.35%, 03/15/35(a)	3,365	3,357,230
6.30%, 03/15/33(a)	4,578	4,891,342
Eastman Chemical Co.
5.63%, 02/20/34(a)	4,748	4,905,807
5.75%, 03/08/33(a)	3,752	3,943,263
Ecolab Inc.
1.30%, 01/30/31(a)	4,343	3,775,309
2.13%, 02/01/32(a)	4,640	4,105,765
5.00%, 09/01/35	3,575	3,670,684
EIDP Inc.
4.80%, 05/15/33	4,140	4,160,431
5.13%, 05/15/32	3,890	4,006,868
FMC Corp., 5.65%, 05/18/33(a)	3,547	3,246,271
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	4,550	4,139,000
4.40%, 03/30/32(a)(b)	1,225	1,191,560
LG Chem Ltd., 2.38%, 07/07/31(a)(b)	3,965	3,548,510
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	1,835	2,085,978
LYB International Finance III LLC
5.50%, 03/01/34(a)	5,065	5,053,351
5.63%, 05/15/33(a)	3,541	3,601,143
5.88%, 01/15/36	935	938,274
6.15%, 05/15/35(a)	3,836	3,967,099
Ma'aden Sukuk Ltd., 5.50%, 02/13/35(b)	3,245	3,383,624
Mosaic Co. (The), 5.45%, 11/15/33(a)	2,675	2,769,389
Security	Par (000)	Value
Chemicals (continued)
NewMarket Corp., 2.70%, 03/18/31(a)	$3,163	$2,893,968
Nutrien Ltd.
4.13%, 03/15/35	3,240	3,024,385
5.25%, 03/12/32	4,510	4,659,703
5.40%, 06/21/34(a)	3,840	3,979,580
OCP SA, 6.75%, 05/02/34(b)	400	430,182
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31(a)(b)	3,500	2,852,427
RPM International Inc., 2.95%, 01/15/32	2,361	2,150,644
Sherwin-Williams Co. (The)
2.20%, 03/15/32	3,328	2,930,484
4.80%, 09/01/31(a)	3,825	3,924,465
5.15%, 08/15/35(a)	3,350	3,432,521
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/34(b)	5,415	5,420,307
6.50%, 11/07/33(a)(b)	4,975	5,324,902
Syensqo Finance America LLC, 5.85%, 06/04/34(b)	3,945	4,152,744
Westlake Corp., 5.55%, 11/15/35(a)	230	231,459
Yara International ASA, 7.38%, 11/14/32(a)(b)	4,025	4,578,528
		172,149,789
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,806,667
3.83%, 02/02/32(b)	1,225	1,100,420
Ashtead Capital Inc.
2.45%, 08/12/31(b)	4,965	4,434,213
5.50%, 08/11/32(b)	5,074	5,246,709
5.55%, 05/30/33(b)	5,015	5,196,380
5.80%, 04/15/34(b)	5,720	6,028,717
5.95%, 10/15/33(b)	5,080	5,396,237
Automatic Data Processing Inc.
4.45%, 09/09/34	5,630	5,636,288
4.75%, 05/08/32	6,010	6,176,693
Block Financial LLC, 5.38%, 09/15/32(a)	2,210	2,240,347
Cintas Corp. No. 2, 4.00%, 05/01/32	5,765	5,684,158
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	7,721	7,883,794
Cornell University
4.84%, 06/15/34	3,185	3,288,355
Series 2025, 4.73%, 06/15/35	2,530	2,565,252
DP World Crescent Ltd., 5.50%, 05/08/35(b)	10,145	10,512,046
Equifax Inc., 2.35%, 09/15/31(a)	6,735	5,994,512
ERAC USA Finance LLC
4.90%, 05/01/33(b)	7,408	7,540,971
5.20%, 10/30/34(a)(b)	4,845	5,017,113
6.70%, 06/01/34(b)	2,005	2,276,345
Experian Finance PLC, 5.25%, 08/17/35(a)(b)	3,300	3,420,133
Global Payments Inc.
2.90%, 11/15/31	5,116	4,579,471
5.20%, 11/15/32	4,770	4,786,263
5.40%, 08/15/32	4,823	4,906,121
5.55%, 11/15/35	10,905	10,896,063
GXO Logistics Inc.
2.65%, 07/15/31(a)	3,149	2,820,777
6.50%, 05/06/34(a)	3,400	3,658,871
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	280	279,762
J Paul Getty Trust (The), 4.91%, 04/01/35	3,185	3,275,390
Johns Hopkins University, 4.71%, 07/01/32(a)	2,110	2,166,428
Leland Stanford Junior University (The), 4.68%, 03/01/35(a)	2,070	2,092,985

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Moody's Corp.
2.00%, 08/19/31(a)	$3,926	$3,486,385
4.25%, 08/08/32(a)	3,375	3,339,537
5.00%, 08/05/34(a)	3,340	3,428,398
PayPal Holdings Inc.
4.40%, 06/01/32	6,558	6,573,074
5.10%, 04/01/35	4,020	4,113,309
5.15%, 06/01/34	5,505	5,687,111
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(b)	570	591,699
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	700	710,915
Quanta Services Inc.
2.35%, 01/15/32	4,439	3,930,342
5.10%, 08/09/35	3,495	3,535,909
5.25%, 08/09/34(a)	4,275	4,422,294
RELX Capital Inc.
4.75%, 05/20/32	3,208	3,282,111
5.25%, 03/27/35(a)	4,900	5,093,966
Rentokil Terminix Funding LLC, 5.63%, 04/28/35(b)	3,325	3,455,821
Rollins Inc., 5.25%, 02/24/35	2,895	2,967,618
S&P Global Inc.
2.90%, 03/01/32	9,580	8,871,070
5.25%, 09/15/33	4,895	5,166,480
TR Finance LLC, 5.50%, 08/15/35(a)	2,060	2,155,067
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	6,486	5,923,745
Triton Container International Ltd., 3.15%, 06/15/31(b)	4,252	3,844,681
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	4,645	4,195,157
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	100	98,800
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	264	277,004
Verisk Analytics Inc.
5.25%, 06/05/34	3,905	4,025,000
5.25%, 03/15/35(a)	4,545	4,649,938
5.75%, 04/01/33	3,405	3,623,297
Yale University, Series 2025, 4.70%, 04/15/32	1,340	1,380,312
		235,736,521
Computers — 1.5%
Accenture Capital Inc.
4.25%, 10/04/31	7,970	7,989,284
4.50%, 10/04/34	9,040	8,974,190
Apple Inc.
1.65%, 02/08/31	17,407	15,568,773
1.70%, 08/05/31(a)	6,431	5,722,164
3.35%, 08/08/32	9,675	9,321,013
4.30%, 05/10/33(a)	6,398	6,522,984
4.50%, 05/12/32(a)	6,325	6,493,257
4.75%, 05/12/35(a)	6,695	6,907,755
Booz Allen Hamilton Inc.
5.95%, 08/04/33(a)	4,898	5,155,205
5.95%, 04/15/35(a)	4,480	4,656,572
CGI Inc., 2.30%, 09/14/31	2,697	2,395,308
Dell International LLC/EMC Corp.
4.50%, 02/15/31	5,500	5,500,495
Security	Par (000)	Value
Computers (continued)
4.75%, 10/06/32	$7,175	$7,194,167
4.85%, 02/01/35(a)	5,165	5,117,760
5.10%, 02/15/36	5,500	5,492,599
5.30%, 04/01/32	6,530	6,746,467
5.40%, 04/15/34(a)	6,375	6,588,339
5.50%, 04/01/35(a)	6,510	6,754,640
5.75%, 02/01/33	7,133	7,551,133
Fortinet Inc., 2.20%, 03/15/31	3,335	2,992,331
Gartner Inc.
4.95%, 03/20/31	1,150	1,158,786
5.60%, 11/20/35	1,215	1,229,221
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	9,275	9,391,662
5.00%, 10/15/34	12,870	12,805,666
6.20%, 10/15/35(a)	185	200,526
HP Inc.
2.65%, 06/17/31	6,970	6,306,969
4.20%, 04/15/32(a)	4,300	4,193,826
5.50%, 01/15/33(a)	7,218	7,484,908
6.10%, 04/25/35(a)	3,350	3,562,583
IBM International Capital Pte Ltd.
4.75%, 02/05/31(a)	3,210	3,282,597
4.90%, 02/05/34(a)	6,297	6,422,064
International Business Machines Corp.
2.72%, 02/09/32(a)	3,100	2,828,559
4.40%, 07/27/32(a)	4,858	4,877,322
4.75%, 02/06/33(a)	4,770	4,883,787
5.00%, 02/10/32	5,905	6,110,775
5.20%, 02/10/35(a)	5,770	5,976,692
5.88%, 11/29/32(a)	3,950	4,299,524
Kyndryl Holdings Inc.
3.15%, 10/15/31	4,536	4,130,375
6.35%, 02/20/34(a)	3,315	3,505,094
Leidos Inc.
2.30%, 02/15/31	4,540	4,088,092
5.40%, 03/15/32	3,200	3,342,553
5.50%, 03/15/35(a)	3,250	3,398,715
5.75%, 03/15/33(a)	4,360	4,631,279
Lenovo Group Ltd., 6.54%, 07/27/32(a)(b)	4,650	5,114,232
NetApp Inc.
5.50%, 03/17/32	4,045	4,229,883
5.70%, 03/17/35	4,100	4,313,603
Western Digital Corp., 3.10%, 02/01/32(a)	1,770	1,618,659
		257,032,388
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.25%, 08/15/32	3,353	3,181,721
4.60%, 03/01/33	3,218	3,308,919
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	4,303	3,838,440
4.65%, 05/15/33(a)	4,370	4,402,610
5.00%, 02/14/34(a)	4,140	4,228,271
Haleon U.S. Capital LLC, 3.63%, 03/24/32	13,195	12,581,576
Kenvue Inc.
4.85%, 05/22/32	4,800	4,922,187
4.90%, 03/22/33(a)	7,982	8,186,234
L'Oreal SA, 5.00%, 05/20/35(a)(b)	6,795	7,007,012
Procter & Gamble Co. (The)
1.95%, 04/23/31(a)	6,918	6,266,916
2.30%, 02/01/32(a)	6,265	5,751,045
4.05%, 01/26/33(a)	5,480	5,511,033

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.10%, 11/03/32(a)	$3,150	$3,153,095
4.35%, 11/03/35(a)	3,150	3,141,531
4.55%, 01/29/34(a)	4,455	4,556,527
4.55%, 10/24/34(a)	3,350	3,417,668
4.60%, 05/01/35(a)	3,890	3,979,981
5.50%, 02/01/34	2,255	2,428,757
5.80%, 08/15/34(a)	2,465	2,717,321
Unilever Capital Corp.
1.75%, 08/12/31	6,172	5,453,765
4.63%, 08/12/34(a)	6,490	6,578,686
5.00%, 12/08/33	5,195	5,419,694
5.90%, 11/15/32(a)	6,395	7,016,539
		117,049,528
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	4,500	4,509,343
LKQ Corp., 6.25%, 06/15/33(a)	3,435	3,676,017
Marubeni Corp., 5.38%, 04/01/35(a)(b)	2,260	2,352,244
Mitsubishi Corp.
4.88%, 09/09/35(b)	2,560	2,572,184
5.13%, 07/17/34(a)(b)	3,100	3,210,346
WW Grainger Inc., 4.45%, 09/15/34	3,430	3,426,597
		19,746,731
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	27,175	25,173,160
3.40%, 10/29/33(a)	9,679	8,786,046
4.95%, 09/10/34	8,210	8,209,545
5.00%, 11/15/35	3,010	2,991,840
5.30%, 01/19/34(a)	4,800	4,937,652
5.38%, 12/15/31	9,685	10,051,432
6.50%, 01/31/56, (5-year CMT + 2.44%)(c)	180	185,035
Affiliated Managers Group Inc., 5.50%, 08/20/34	2,570	2,639,015
Air Lease Corp.
2.88%, 01/15/32	4,700	4,221,751
3.13%, 12/01/30	4,055	3,764,223
5.20%, 07/15/31	4,215	4,298,595
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(b)	3,385	3,538,609
Ally Financial Inc.
5.55%, 07/31/33, (1-day SOFR + 1.78%)(c)	4,050	4,078,339
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)(c)	5,040	5,221,911
8.00%, 11/01/31	15,801	17,982,570
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)(c)	7,928	7,911,820
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	10,280	10,228,466
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	11,205	11,478,593
4.99%, 05/26/33, (1-day SOFR + 2.26%)(c)	4,797	4,909,198
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	7,729	7,980,553
5.28%, 07/26/35, (1-day SOFR + 1.42%)(c)	10,355	10,747,330
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(c)	10,275	10,745,265
5.63%, 07/28/34, (1-day SOFR + 1.93%)(c)	2,824	2,968,395
5.67%, 04/25/36, (1-day SOFR + 1.79%)(c)	10,410	11,051,844
5.92%, 04/25/35, (1-day SOFR + 1.63%)(c)	3,780	4,051,970
Ameriprise Financial Inc.
4.50%, 05/13/32	4,230	4,269,717
5.15%, 05/15/33	4,859	5,063,352
5.20%, 04/15/35	4,855	4,982,844
Security	Par (000)	Value
Diversified Financial Services (continued)
Apollo Global Management Inc.
5.15%, 08/12/35	$5,325	$5,335,712
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	2,675	2,627,219
6.38%, 11/15/33	3,520	3,891,057
Avolon Holdings Funding Ltd., 4.95%, 10/15/32(b)	7,905	7,841,499
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	4,480	3,916,201
2.00%, 01/30/32(b)	6,535	5,624,763
2.55%, 03/30/32(a)(b)	3,045	2,708,979
6.20%, 04/22/33(a)(b)	5,913	6,437,649
Blue Owl Finance LLC
3.13%, 06/10/31	6,624	6,013,980
4.38%, 02/15/32	3,310	3,161,088
6.25%, 04/18/34	6,425	6,619,835
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	4,730	4,820,250
4.88%, 05/03/33(a)(b)	4,600	4,738,783
Brookfield Asset Management Ltd.
5.30%, 01/15/36	2,375	2,389,613
5.80%, 04/24/35	4,845	5,085,500
Brookfield Capital Finance LLC, 6.09%, 06/14/33	3,801	4,076,000
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	6,425	5,634,043
Brookfield Finance Inc.
2.72%, 04/15/31	3,708	3,399,056
5.33%, 01/15/36(a)	1,740	1,753,065
5.68%, 01/15/35	3,605	3,737,446
6.35%, 01/05/34	4,585	4,985,238
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)(c)	6,376	5,572,768
2.62%, 11/02/32, (1-day SOFR + 1.27%)(c)	4,305	3,855,528
5.20%, 09/11/36, (1-day SOFR + 1.63%)(c)	8,510	8,494,987
5.27%, 05/10/33, (1-day SOFR + 2.37%)(c)	6,720	6,901,177
5.82%, 02/01/34, (1-day SOFR + 2.60%)(c)	8,595	9,048,570
5.88%, 07/26/35, (1-day SOFR +1.99%)(c)	6,490	6,856,031
6.05%, 02/01/35, (1-day SOFR + 2.26%)(c)	6,684	7,139,798
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)(c)	11,900	12,482,238
6.38%, 06/08/34, (1-day SOFR + 2.86%)(c)	11,043	12,001,324
6.70%, 11/29/32	4,685	5,191,433
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(c)	6,538	7,739,576
Cboe Global Markets Inc.
1.63%, 12/15/30	1,984	1,757,029
3.00%, 03/16/32	2,575	2,386,128
Charles Schwab Corp. (The)
1.65%, 03/11/31	5,460	4,791,468
1.95%, 12/01/31(a)	6,418	5,620,598
2.30%, 05/13/31	6,305	5,724,156
2.90%, 03/03/32	6,875	6,318,518
4.91%, 11/14/36, (1-day SOFR + 1.23%)(c)	5,075	5,084,196
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	8,366	8,991,922
6.14%, 08/24/34, (1-day SOFR + 2.01%)(c)	8,549	9,357,136
CI Financial Corp., 3.20%, 12/17/30	6,198	5,580,421
Citadel LP, 6.38%, 01/23/32(b)	3,140	3,314,623
Citadel Securities Global Holdings LLC, 6.20%, 06/18/35(a)(b)	3,285	3,458,203
CME Group Inc., 2.65%, 03/15/32	5,465	5,000,429
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	4,435	5,104,753

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Equitable America Global Funding, 4.70%, 09/15/32(b)	$2,785	$2,772,085
FMR LLC, 4.95%, 02/01/33(b)	2,370	2,403,652
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	2,555	2,604,455
Jefferies Financial Group Inc.
2.63%, 10/15/31	8,114	7,159,493
2.75%, 10/15/32	3,755	3,285,012
6.20%, 04/14/34(a)	9,555	10,122,708
Lazard Group LLC
5.63%, 08/01/35(a)	1,990	2,034,819
6.00%, 03/15/31	3,195	3,389,660
LPL Holdings Inc.
4.38%, 05/15/31(b)	3,717	3,615,569
5.65%, 03/15/35	3,420	3,505,960
5.75%, 06/15/35(a)	3,315	3,425,786
6.00%, 05/20/34(a)	5,165	5,418,906
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	4,800	4,994,653
LSEGA Financing PLC, 2.50%, 04/06/31(a)(b)	6,029	5,490,961
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	3,005	3,222,201
Mastercard Inc.
1.90%, 03/15/31	4,080	3,666,479
2.00%, 11/18/31	5,726	5,098,432
4.35%, 01/15/32(a)	7,055	7,124,256
4.55%, 01/15/35	7,236	7,280,450
4.85%, 03/09/33	4,676	4,834,328
4.88%, 05/09/34(a)	6,445	6,639,835
4.95%, 03/15/32(a)	3,725	3,883,347
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,425	3,606,044
Nasdaq Inc.
1.65%, 01/15/31(a)	4,908	4,336,324
5.55%, 02/15/34	7,163	7,569,428
Nomura Holdings Inc.
2.61%, 07/14/31	7,350	6,658,299
3.00%, 01/22/32(a)	5,392	4,910,569
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)(c)	7,165	7,108,731
5.49%, 06/29/35(a)	3,430	3,567,479
5.78%, 07/03/34(a)	6,210	6,614,684
6.09%, 07/12/33(a)	3,780	4,116,215
6.18%, 01/18/33	4,080	4,443,023
Nuveen LLC, 5.85%, 04/15/34(b)	4,685	4,958,606
ORIX Corp.
2.25%, 03/09/31	4,163	3,750,357
4.00%, 04/13/32	3,653	3,567,474
5.20%, 09/13/32(a)	2,690	2,796,830
5.40%, 02/25/35(a)	3,290	3,419,485
Raymond James Financial Inc., 4.90%, 09/11/35	4,185	4,168,573
SURA Asset Management SA, 6.35%, 05/13/32(a)(b)	2,785	2,964,076
Synchrony Financial
2.88%, 10/28/31	4,517	4,042,426
6.00%, 07/29/36, (1-day SOFR + 2.07%)(c)	3,280	3,372,002
TPG Operating Group II LP
5.38%, 01/15/36	2,175	2,181,653
5.88%, 03/05/34	3,835	4,020,311
Visa Inc., 1.10%, 02/15/31(a)	6,450	5,622,816
Voya Financial Inc., 5.00%, 09/20/34(a)	2,845	2,852,865
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The), 2.75%, 03/15/31(a)	$2,030	$1,836,672
		659,497,045
Electric — 8.5%
Abu Dhabi National Energy Co. PJSC
4.38%, 10/09/31(a)(b)	3,390	3,398,004
4.70%, 04/24/33(b)	9,120	9,216,200
Adani Electricity Mumbai Ltd., 3.87%, 07/22/31(b)	1,015	910,717
AEP Texas Inc.
4.70%, 05/15/32	3,570	3,593,524
5.40%, 06/01/33	2,926	3,036,092
5.70%, 05/15/34	4,305	4,513,334
Series E, 6.65%, 02/15/33	1,945	2,145,255
AEP Transmission Co. LLC
5.15%, 04/01/34	3,075	3,158,485
5.38%, 06/15/35	3,038	3,161,005
AES Andes SA, 6.25%, 03/14/32(a)(b)	415	431,601
AES Corp. (The)
2.45%, 01/15/31(a)	12,558	11,392,910
5.80%, 03/15/32	5,375	5,522,484
Alabama Power Co.
3.05%, 03/15/32(a)	4,653	4,328,300
3.94%, 09/01/32(a)	3,024	2,949,761
5.10%, 04/02/35	3,510	3,605,046
5.70%, 02/15/33	1,650	1,766,671
5.85%, 11/15/33	2,450	2,646,844
Series C, 4.30%, 03/15/31	2,550	2,557,136
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(c)	1,160	1,155,721
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	2,185	2,041,236
Ameren Corp.
3.50%, 01/15/31(a)	4,887	4,699,564
5.38%, 03/15/35	4,930	5,078,257
Ameren Illinois Co.
3.85%, 09/01/32	3,220	3,104,187
4.95%, 06/01/33	3,220	3,313,798
American Electric Power Co. Inc.
5.63%, 03/01/33	5,670	5,994,249
5.95%, 11/01/32	3,129	3,380,274
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)(c)	3,990	4,309,344
American Transmission Systems Inc., 2.65%, 01/15/32(b)	3,957	3,578,054
Appalachian Power Co.
4.50%, 08/01/32	3,380	3,366,403
5.65%, 04/01/34(a)	2,600	2,738,709
Series AA, 2.70%, 04/01/31	3,100	2,839,035
Series L, 5.80%, 10/01/35(a)	800	860,446
Arizona Public Service Co.
2.20%, 12/15/31	3,640	3,210,892
5.50%, 09/01/35(a)	180	185,719
5.55%, 08/01/33(a)	3,450	3,625,870
5.70%, 08/15/34	4,300	4,541,296
6.35%, 12/15/32	2,589	2,841,508
Atlantic City Electric Co., 2.30%, 03/15/31	2,141	1,942,385
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,793	3,433,788
5.30%, 06/01/34	2,550	2,667,767
5.45%, 06/01/35(a)	4,320	4,517,315
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	3,485	3,041,969

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Black Hills Corp.
4.35%, 05/01/33(a)	$2,875	$2,784,961
4.55%, 01/31/31(a)	2,800	2,800,958
6.00%, 01/15/35	2,860	3,061,204
6.15%, 05/15/34	3,110	3,354,495
Capital Power U.S. Holdings Inc., 6.19%, 06/01/35(b)	3,430	3,601,823
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	4,083	4,183,350
5.05%, 03/01/35	3,580	3,651,984
5.15%, 03/01/34(a)	2,625	2,714,707
Series AE, 2.35%, 04/01/31(a)	2,255	2,048,676
Series AG, 3.00%, 03/01/32	2,239	2,066,017
Series ai., 4.45%, 10/01/32(a)	3,393	3,395,765
Series AQ, 4.95%, 08/15/35	3,935	3,988,062
Series K2, 6.95%, 03/15/33	1,905	2,175,582
CenterPoint Energy Inc.
5.95%, 04/01/56, (5-year CMT + 2.22%)(c)	925	935,053
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(c)	2,625	2,805,303
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(b)	2,110	2,141,100
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(c)	2,129	1,959,127
6.50%, 06/01/55, (5-year CMT + 1.96%)(c)	6,550	6,780,049
Colbun SA
3.15%, 01/19/32(b)	3,430	3,141,161
5.38%, 09/11/35(b)	320	322,403
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	1,485	1,543,568
Comision Federal de Electricidad
3.35%, 02/09/31(b)	6,605	5,951,219
3.88%, 07/26/33(a)(b)	7,230	6,372,886
6.45%, 01/24/35(b)	6,105	6,253,516
Commonwealth Edison Co.
3.15%, 03/15/32	1,925	1,793,957
4.90%, 02/01/33	2,479	2,545,112
5.30%, 06/01/34	2,155	2,263,837
Connecticut Light and Power Co. (The)
4.90%, 07/01/33	1,925	1,968,427
4.95%, 08/15/34	2,125	2,158,236
Series A, 2.05%, 07/01/31	2,929	2,609,552
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	5,726	5,242,587
5.13%, 03/15/35	2,510	2,580,055
5.20%, 03/01/33	3,335	3,495,037
5.38%, 05/15/34	3,075	3,213,746
5.50%, 03/15/34	3,930	4,151,174
Series 05-A, 5.30%, 03/01/35	2,880	2,991,817
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	1,735	1,714,754
Constellation Energy Generation LLC
5.80%, 03/01/33(a)	3,860	4,137,942
6.13%, 01/15/34	3,288	3,579,635
Consumers Energy Co.
3.60%, 08/15/32(a)	2,290	2,186,693
4.50%, 01/15/31	3,625	3,674,015
4.63%, 05/15/33(a)	4,615	4,656,422
5.05%, 05/15/35	4,252	4,359,013
Continental Wind LLC, 6.00%, 02/28/33(b)	42	43,538
Dominion Energy Inc.
4.35%, 08/15/32	2,605	2,565,436
Security	Par (000)	Value
Electric (continued)
5.38%, 11/15/32(a)	$5,988	$6,256,531
5.45%, 03/15/35(a)	5,045	5,216,199
6.63%, 05/15/55, (5-year CMT + 2.21%)(c)	9,215	9,536,742
Series B, 5.95%, 06/15/35(a)	3,520	3,779,932
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)(c)	6,600	7,183,216
Series C, 2.25%, 08/15/31	4,968	4,435,761
Series E, 6.30%, 03/15/33(a)	2,025	2,215,356
Series F, 5.25%, 08/01/33(a)	3,520	3,631,986
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	1,910	2,006,438
6.63%, 02/01/32(a)	1,950	2,193,981
Series 2025, 5.30%, 01/15/35	2,895	3,021,965
Series A, 2.30%, 12/01/31	2,620	2,348,170
DTE Electric Co.
5.20%, 04/01/33	4,043	4,231,793
5.20%, 03/01/34	3,335	3,471,143
5.25%, 05/15/35	5,029	5,207,554
Series A, 3.00%, 03/01/32	3,705	3,440,895
Series C, 2.63%, 03/01/31	3,685	3,404,498
DTE Energy Co.
5.05%, 10/01/35(a)	2,845	2,854,085
5.85%, 06/01/34(a)	5,700	6,102,402
Duke Energy Carolinas LLC
2.55%, 04/15/31(a)	3,544	3,265,885
2.85%, 03/15/32	3,240	2,977,071
4.85%, 01/15/34(a)	3,685	3,754,652
4.95%, 01/15/33	8,614	8,920,533
5.25%, 03/15/35	5,330	5,546,981
6.45%, 10/15/32(a)	2,720	3,023,771
Duke Energy Corp.
2.55%, 06/15/31(a)	7,143	6,510,687
4.50%, 08/15/32(a)	7,482	7,487,077
4.95%, 09/15/35	6,960	6,956,658
5.45%, 06/15/34(a)	4,615	4,835,097
5.75%, 09/15/33(a)	3,850	4,105,183
6.45%, 09/01/54, (5-year CMT + 2.59%)(c)	6,690	7,025,751
Duke Energy Florida LLC
2.40%, 12/15/31	2,918	2,638,686
4.85%, 12/01/35	865	869,546
5.88%, 11/15/33	3,802	4,126,697
Duke Energy Indiana LLC
5.25%, 03/01/34	1,975	2,055,200
6.12%, 10/15/35	30	32,784
Duke Energy Ohio Inc.
5.25%, 04/01/33	2,490	2,602,014
5.30%, 06/15/35	2,416	2,509,069
Duke Energy Progress LLC
2.00%, 08/15/31	4,690	4,163,980
3.40%, 04/01/32	3,355	3,186,300
5.05%, 03/15/35	5,615	5,752,797
5.10%, 03/15/34(a)	3,448	3,583,688
5.25%, 03/15/33	3,262	3,420,133
Duquesne Light Holdings Inc., 2.78%, 01/07/32(b)	2,484	2,218,624
Edison International, 5.25%, 03/15/32(a)	2,695	2,697,944
El Paso Electric Co., 6.00%, 05/15/35	2,585	2,711,289
Electricite de France SA
4.75%, 10/13/35(a)(b)	3,000	2,978,373
5.75%, 01/13/35(a)(b)	3,570	3,753,621
5.95%, 04/22/34(a)(b)	3,865	4,139,425

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.25%, 05/23/33(a)(b)	$5,985	$6,535,456
Emera U.S. Finance LP, 2.64%, 06/15/31	2,810	2,527,719
Enel Finance International NV
2.50%, 07/12/31(a)(b)	7,545	6,805,966
5.00%, 06/15/32(b)	6,994	7,145,188
5.00%, 09/30/35(a)(b)	7,395	7,378,280
5.50%, 06/26/34(b)	5,145	5,376,338
7.50%, 10/14/32(a)(b)	7,835	9,059,461
Engie Energia Chile SA, 6.38%, 04/17/34(a)(b)	3,935	4,199,078
Engie SA, 5.63%, 04/10/34(a)(b)	4,800	5,058,451
Entergy Arkansas LLC
5.15%, 01/15/33(a)	2,610	2,710,823
5.30%, 09/15/33	2,010	2,102,758
5.45%, 06/01/34	4,420	4,649,807
Entergy Corp.
2.40%, 06/15/31	4,838	4,356,936
5.88%, 06/15/56, (5-year CMT + 2.17%)(c)	1,600	1,597,988
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	800	804,759
Entergy Louisiana LLC
1.60%, 12/15/30(a)	1,571	1,396,865
2.35%, 06/15/32	3,375	2,980,295
3.05%, 06/01/31(a)	2,310	2,171,489
4.00%, 03/15/33	4,780	4,629,318
5.15%, 09/15/34(a)	4,640	4,774,554
5.35%, 03/15/34(a)	3,080	3,218,512
Entergy Mississippi LLC, 5.00%, 09/01/33	1,920	1,963,708
Entergy Texas Inc.
1.75%, 03/15/31(a)	3,853	3,400,073
5.25%, 04/15/35	3,455	3,570,242
Evergy Kansas Central Inc.
5.25%, 03/15/35(a)	2,265	2,323,972
5.90%, 11/15/33	1,920	2,073,707
Evergy Metro Inc.
4.95%, 04/15/33	2,170	2,224,807
5.13%, 08/15/35	2,050	2,085,262
5.40%, 04/01/34(a)	2,045	2,151,205
Evergy Missouri West Inc.
3.75%, 03/15/32(a)(b)	1,652	1,540,036
5.25%, 12/15/35(b)	1,900	1,929,259
5.65%, 06/01/34(a)(b)	2,005	2,093,801
Eversource Energy
2.55%, 03/15/31	2,145	1,938,508
3.38%, 03/01/32(a)	4,570	4,235,260
5.13%, 05/15/33	5,400	5,480,609
5.50%, 01/01/34	4,510	4,661,914
5.85%, 04/15/31	4,680	4,944,358
5.95%, 07/15/34	4,775	5,071,251
Exelon Corp.
3.35%, 03/15/32	4,352	4,083,278
4.95%, 06/15/35(a)	1,890	1,889,322
5.13%, 03/15/31	3,160	3,270,169
5.30%, 03/15/33	5,466	5,702,533
5.45%, 03/15/34	4,123	4,316,446
5.63%, 06/15/35	3,975	4,186,819
6.50%, 03/15/55, (5-year CMT + 1.98%)(c)	6,530	6,828,832
7.60%, 04/01/32	1,700	1,976,408
FirstEnergy Transmission LLC
4.75%, 01/15/33(b)	2,080	2,090,264
5.00%, 01/15/35	2,775	2,795,311
Florida Power & Light Co.
2.45%, 02/03/32(a)	10,777	9,764,354
Security	Par (000)	Value
Electric (continued)
4.80%, 05/15/33	$4,945	$5,065,394
4.95%, 06/01/35	3,105	3,184,829
5.00%, 08/01/34(a)	2,953	3,033,510
5.10%, 04/01/33	4,838	5,035,656
5.30%, 06/15/34	7,392	7,776,678
5.63%, 04/01/34	3,465	3,713,932
5.95%, 10/01/33(a)	1,835	2,018,851
Georgia Power Co.
4.70%, 05/15/32	4,808	4,895,402
4.85%, 03/15/31	3,395	3,497,965
4.95%, 05/17/33(a)	6,735	6,895,901
5.20%, 03/15/35(a)	4,688	4,839,723
5.25%, 03/15/34	6,290	6,528,859
Idaho Power Co., 5.20%, 08/15/34	1,945	2,017,224
Indianapolis Power & Light Co.
5.05%, 08/15/35(b)	1,585	1,608,567
5.65%, 12/01/32(b)	2,150	2,262,166
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	210	191,105
Interstate Power & Light Co.
5.60%, 06/29/35	4,175	4,375,764
5.70%, 10/15/33	1,656	1,752,614
Interstate Power and Light Co., 4.95%, 09/30/34	1,965	1,971,900
IPALCO Enterprises Inc., 5.75%, 04/01/34	2,645	2,706,748
ITC Holdings Corp.
5.40%, 06/01/33(b)	3,160	3,278,285
5.65%, 05/09/34(a)(b)	2,795	2,929,353
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	3,334	3,007,023
4.40%, 01/15/31(b)	2,490	2,483,825
5.10%, 01/15/35	4,855	4,931,759
5.15%, 01/15/36(a)(b)	2,550	2,597,663
Kallpa Generacion SA
5.50%, 09/11/35(b)	4,120	4,140,600
5.88%, 01/30/32(b)	2,935	3,061,792
Kentucky Power Co., 7.00%, 11/15/33(b)	2,495	2,743,811
Kentucky Utilities Co., 5.45%, 04/15/33	2,639	2,777,110
Liberty Utilities Co., 5.87%, 01/31/34(a)(b)	2,340	2,457,524
Louisville Gas and Electric Co., 5.45%, 04/15/33	2,465	2,595,933
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	66	67,424
MidAmerican Energy Co.
5.35%, 01/15/34	2,969	3,126,230
5.75%, 11/01/35	30	32,314
6.75%, 12/30/31(a)	2,645	2,993,513
Monongahela Power Co., 5.85%, 02/15/34(a)(b)	2,648	2,821,146
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	3,310	3,433,321
National Grid PLC
5.42%, 01/11/34	4,780	4,991,056
5.81%, 06/12/33	5,319	5,689,289
National Grid USA, 5.80%, 04/01/35	1,865	1,960,281
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,468	2,130,082
1.65%, 06/15/31(a)	2,260	1,968,515
2.75%, 04/15/32(a)	3,305	2,996,082
4.02%, 11/01/32	4,125	4,029,716
4.15%, 12/15/32	2,660	2,616,823

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 02/07/31(a)	$2,895	$2,993,524
5.00%, 08/15/34	2,895	2,966,823
5.80%, 01/15/33	4,035	4,341,776
Series C, 8.00%, 03/01/32	3,045	3,615,375
New York State Electric & Gas Corp.
2.15%, 10/01/31(b)	3,260	2,881,244
5.05%, 08/15/35(a)(b)	2,230	2,263,688
5.30%, 08/15/34(b)	3,325	3,437,876
5.85%, 08/15/33(b)	2,280	2,434,961
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32	6,658	5,932,009
5.00%, 07/15/32(a)	6,845	7,039,765
5.05%, 02/28/33	6,445	6,622,567
5.25%, 03/15/34	8,080	8,329,134
5.30%, 03/15/32	5,365	5,615,824
5.45%, 03/15/35(a)	8,040	8,359,174
6.50%, 08/15/55, (5-year CMT + 1.98%)(c)	2,615	2,766,882
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)(c)	8,175	8,772,666
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	7,530	7,723,237
Niagara Mohawk Power Corp.
2.76%, 01/10/32(a)(b)	2,560	2,309,418
4.28%, 10/01/34(b)	3,255	3,093,428
5.29%, 01/17/34(b)	3,360	3,431,520
Northern States Power Co./MN
2.25%, 04/01/31	2,525	2,303,616
5.05%, 05/15/35(a)	4,551	4,680,761
5.25%, 07/15/35(a)	155	159,692
NRG Energy Inc.
5.41%, 10/15/35(b)	4,365	4,370,548
7.00%, 03/15/33(b)	4,795	5,318,964
NSTAR Electric Co.
1.95%, 08/15/31	2,064	1,828,310
5.20%, 03/01/35	4,690	4,812,143
5.40%, 06/01/34	3,865	4,031,839
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	371	388,493
Ohio Edison Co., 5.50%, 01/15/33(b)	2,075	2,174,626
Ohio Power Co.
5.00%, 06/01/33	2,679	2,735,204
5.65%, 06/01/34	2,235	2,342,314
Series D, 6.60%, 03/01/33(a)	1,755	1,944,187
Series F, 5.85%, 10/01/35(a)	1,350	1,437,620
Series G, 6.60%, 02/15/33	1,670	1,810,384
Series Q, 1.63%, 01/15/31	2,260	1,977,596
Oklahoma Gas & Electric Co., 5.40%, 01/15/33	2,840	2,991,334
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32(a)	2,840	2,793,563
4.55%, 09/15/32	4,489	4,509,516
5.35%, 04/01/35(a)(b)	4,460	4,642,299
5.65%, 11/15/33	5,338	5,713,175
7.00%, 05/01/32	3,410	3,885,457
7.25%, 01/15/33	2,145	2,476,756
Pacific Gas and Electric Co.
2.50%, 02/01/31	12,824	11,537,283
3.25%, 06/01/31(a)	6,138	5,705,075
4.40%, 03/01/32	2,964	2,892,305
5.05%, 10/15/32(a)	4,000	4,026,652
5.70%, 03/01/35	6,485	6,707,060
5.80%, 05/15/34	7,240	7,553,114
5.90%, 06/15/32	4,219	4,434,851
6.00%, 08/15/35	5,520	5,831,761
6.15%, 01/15/33	5,030	5,363,084
Security	Par (000)	Value
Electric (continued)
6.40%, 06/15/33	$7,370	$7,998,148
6.95%, 03/15/34	5,508	6,164,715
PacifiCorp
5.25%, 06/15/35(a)	2,570	2,588,438
5.30%, 02/15/31(a)	4,465	4,611,330
5.45%, 02/15/34	7,215	7,372,502
7.70%, 11/15/31	2,435	2,785,263
PECO Energy Co.
4.88%, 09/15/35(a)	4,050	4,108,533
4.90%, 06/15/33	3,800	3,907,101
Potomac Electric Power Co., 5.20%, 03/15/34	2,395	2,481,686
PPL Capital Funding Inc., 5.25%, 09/01/34	4,805	4,950,047
PPL Electric Utilities Corp.
4.85%, 02/15/34(a)	4,415	4,511,275
5.00%, 05/15/33(a)	3,933	4,065,301
Progress Energy Inc.
7.00%, 10/30/31	2,580	2,910,475
7.75%, 03/01/31	4,127	4,750,026
Public Service Co. of Colorado
1.88%, 06/15/31	4,901	4,306,549
4.10%, 06/01/32(a)	1,910	1,880,509
5.15%, 09/15/35(a)	5,415	5,518,066
5.35%, 05/15/34	5,723	5,936,107
Series 35, 1.90%, 01/15/31	1,922	1,713,781
Public Service Co. of New Hampshire
5.35%, 10/01/33(a)	3,750	3,936,036
Series V, 2.20%, 06/15/31	2,125	1,913,248
Public Service Co. of Oklahoma
5.20%, 01/15/35	4,235	4,304,776
5.25%, 01/15/33	3,275	3,384,251
Series J, 2.20%, 08/15/31(a)	4,100	3,643,729
Public Service Electric & Gas Co.
1.90%, 08/15/31	2,968	2,628,166
3.10%, 03/15/32	3,580	3,335,245
4.65%, 03/15/33(a)	3,550	3,590,468
4.85%, 08/01/34	4,020	4,080,647
4.90%, 12/15/32	2,972	3,057,865
5.05%, 03/01/35	2,940	3,018,095
5.20%, 08/01/33	3,110	3,245,482
5.20%, 03/01/34	3,040	3,162,289
Series D, 5.25%, 07/01/35(a)	225	234,777
Public Service Electric and Gas Co., 4.90%, 08/15/35	2,980	3,023,072
Public Service Enterprise Group Inc.
2.45%, 11/15/31	4,495	4,023,722
5.40%, 03/15/35	3,020	3,127,590
5.45%, 04/01/34(a)	3,610	3,765,580
6.13%, 10/15/33	2,451	2,657,432
Puget Energy Inc.
4.22%, 03/15/32	3,465	3,326,826
5.73%, 03/15/35	4,085	4,213,979
Puget Sound Energy Inc.
5.33%, 06/15/34	2,685	2,786,888
5.48%, 06/01/35	1,505	1,549,009
RWE Finance U.S. LLC
5.13%, 09/18/35(b)	6,000	5,968,880
5.88%, 04/16/34(b)	6,990	7,375,454
San Diego Gas & Electric Co.
5.35%, 05/15/35(a)	1,715	1,784,769
5.40%, 04/15/35	5,595	5,832,991
Series XXX, 3.00%, 03/15/32	3,358	3,088,570

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Sempra
5.50%, 08/01/33(a)	$5,059	$5,315,906
6.40%, 10/01/54, (5-year CMT + 2.63%)(c)	8,120	8,266,128
6.55%, 04/01/55, (5-year CMT + 2.14%)(c)	4,320	4,376,514
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,445	2,325,958
Solar Star Funding LLC, 5.38%, 06/30/35(b)	514	526,887
Southern California Edison Co.
2.75%, 02/01/32(a)	4,200	3,740,517
5.20%, 06/01/34	6,083	6,134,155
5.45%, 06/01/31	3,320	3,433,319
5.45%, 03/01/35(a)	6,015	6,143,561
5.95%, 11/01/32(a)	4,715	5,003,514
6.00%, 01/15/34(a)	3,654	3,858,768
Series 04-G, 5.75%, 04/01/35(a)	2,105	2,192,159
Series 05-E, 5.35%, 07/15/35(a)	2,135	2,160,686
Series G, 2.50%, 06/01/31	3,161	2,835,307
Southern Co. (The)
4.85%, 03/15/35	4,620	4,601,614
5.20%, 06/15/33	4,855	5,015,770
5.70%, 10/15/32	3,405	3,627,572
5.70%, 03/15/34	7,390	7,805,240
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(c)	11,705	12,392,329
Southern Power Co., Series B, 4.90%, 10/01/35	3,265	3,244,557
Southwestern Electric Power Co., 5.30%, 04/01/33(a)	2,395	2,464,896
Southwestern Public Service Co., 5.30%, 05/15/35(a)	3,740	3,842,595
System Energy Resources Inc., 5.30%, 12/15/34	3,745	3,805,741
Tampa Electric Co.
2.40%, 03/15/31	2,346	2,144,304
5.15%, 03/01/35(a)	4,125	4,214,537
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30(b)	50	46,509
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	2,615	2,694,242
Tucson Electric Power Co.
3.25%, 05/15/32	2,016	1,877,207
5.20%, 09/15/34	2,775	2,856,463
Union Electric Co.
2.15%, 03/15/32	3,510	3,087,677
5.20%, 04/01/34	3,490	3,617,070
5.25%, 04/15/35	3,370	3,500,392
Virginia Electric & Power Co.
2.30%, 11/15/31	3,631	3,239,028
2.40%, 03/30/32(a)	3,970	3,539,076
5.00%, 04/01/33(a)	5,094	5,231,609
5.00%, 01/15/34	3,449	3,520,160
5.05%, 08/15/34(a)	4,077	4,160,552
5.15%, 03/15/35	4,357	4,463,512
5.30%, 08/15/33(a)	2,743	2,865,367
Virginia Electric and Power Co., Series C, 4.90%, 09/15/35	5,920	5,931,582
Vistra Operations Co. LLC
5.25%, 10/15/35(b)	4,455	4,443,329
5.70%, 12/30/34(b)	5,500	5,681,868
6.00%, 04/15/34(a)(b)	3,290	3,472,644
6.95%, 10/15/33(b)	7,005	7,816,445
Security	Par (000)	Value
Electric (continued)
WEC Energy Group Inc., 5.63%, 05/15/56, (5-year CMT + 1.90%)(a)(c)	$1,600	$1,623,911
Wisconsin Electric Power Co.
4.60%, 10/01/34	2,570	2,574,170
4.75%, 09/30/32(a)	3,630	3,728,669
5.63%, 05/15/33	2,135	2,300,272
Wisconsin Power and Light Co.
1.95%, 09/16/31(a)	2,295	2,015,382
3.95%, 09/01/32	4,542	4,386,052
4.95%, 04/01/33	2,521	2,567,378
5.38%, 03/30/34	2,910	3,024,364
Xcel Energy Inc.
2.35%, 11/15/31	2,769	2,470,071
4.60%, 06/01/32	4,940	4,935,523
5.45%, 08/15/33	5,210	5,417,284
5.50%, 03/15/34	4,995	5,183,102
5.60%, 04/15/35	5,275	5,493,269
		1,444,625,153
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	3,251	2,943,274
Emerson Electric Co.
2.20%, 12/21/31	7,439	6,662,110
5.00%, 03/15/35(a)	3,710	3,841,126
6.00%, 08/15/32	840	927,698
Molex Electronic Technologies LLC, 5.25%, 04/30/32(b)	2,495	2,567,548
		16,941,756
Electronics — 0.8%
Allegion U.S. Holding Co. Inc.
5.41%, 07/01/32	4,233	4,431,656
5.60%, 05/29/34(a)	2,675	2,818,407
Amphenol Corp.
2.20%, 09/15/31(a)	4,860	4,350,346
4.40%, 02/15/33	6,760	6,730,943
4.63%, 02/15/36	8,950	8,865,621
5.00%, 01/15/35(a)	4,890	5,026,770
5.25%, 04/05/34(a)	3,910	4,095,683
Arrow Electronics Inc.
2.95%, 02/15/32	3,268	2,937,707
5.88%, 04/10/34(a)	3,225	3,371,779
Avnet Inc.
3.00%, 05/15/31	2,211	2,007,328
5.50%, 06/01/32(a)	1,960	1,998,287
Flex Ltd.
5.25%, 01/15/32	5,205	5,317,348
5.38%, 11/13/35	2,910	2,923,875
Honeywell International Inc.
1.75%, 09/01/31	9,141	8,007,130
4.50%, 01/15/34	6,139	6,119,648
4.75%, 02/01/32(a)	4,080	4,182,120
4.95%, 09/01/31	4,040	4,208,233
5.00%, 02/15/33	7,416	7,686,594
5.00%, 03/01/35(a)	9,710	9,967,709
Hubbell Inc.
2.30%, 03/15/31(a)	2,201	2,005,060
4.80%, 11/15/35	1,900	1,902,521
Jabil Inc., 3.00%, 01/15/31	3,810	3,541,227
Keysight Technologies Inc., 4.95%, 10/15/34	3,880	3,930,440
TD SYNNEX Corp.
2.65%, 08/09/31	3,696	3,326,517

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.30%, 10/10/35	$2,740	$2,740,808
6.10%, 04/12/34	3,935	4,179,894
Trimble Inc., 6.10%, 03/15/33	5,213	5,624,402
Tyco Electronics Group SA
2.50%, 02/04/32	4,126	3,721,259
4.50%, 02/09/31	2,310	2,340,688
5.00%, 05/09/35	3,395	3,452,606
Vontier Corp., 2.95%, 04/01/31	3,955	3,618,044
		135,430,650
Engineering & Construction — 0.1%
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	4,300	4,714,175
Jacobs Engineering Group Inc., 5.90%, 03/01/33(a)	3,610	3,816,315
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(b)	6,555	6,586,877
Ste Transcore Holdings Inc., 3.75%, 05/05/32(a)(b)	2,140	2,090,932
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(a)(b)	1,215	1,106,100
		18,314,399
Entertainment — 0.1%
Flutter Treasury DAC, 5.88%, 06/04/31(b)	5,350	5,403,554
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)(b)	6,370	5,726,430
WMG Acquisition Corp., 3.00%, 02/15/31(a)(b)	1,130	1,052,866
		12,182,850
Environmental Control — 0.6%
Republic Services Inc.
1.45%, 02/15/31	4,297	3,759,337
1.75%, 02/15/32	5,159	4,462,372
2.38%, 03/15/33(a)	4,745	4,166,186
5.00%, 12/15/33(a)	4,223	4,391,411
5.00%, 04/01/34(a)	5,064	5,235,557
5.15%, 03/15/35(a)	4,905	5,111,048
5.20%, 11/15/34(a)	3,395	3,542,641
Veralto Corp., 5.45%, 09/18/33	4,668	4,899,775
Waste Connections Inc.
2.20%, 01/15/32	4,512	4,000,306
3.20%, 06/01/32	2,997	2,800,668
4.20%, 01/15/33	4,877	4,815,165
5.00%, 03/01/34	5,060	5,184,472
5.25%, 09/01/35	3,605	3,761,613
Waste Management Inc.
1.50%, 03/15/31	6,031	5,278,900
3.90%, 03/01/35(a)	2,185	2,054,280
4.15%, 04/15/32(a)	6,955	6,927,326
4.63%, 02/15/33(a)	3,669	3,738,304
4.80%, 03/15/32	4,935	5,073,124
4.88%, 02/15/34(a)	8,340	8,603,566
4.95%, 07/03/31	5,229	5,434,048
4.95%, 03/15/35(a)	9,605	9,843,989
		103,084,088
Food — 1.8%
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(a)(b)	3,290	3,601,931
Campbell's Company/The
4.75%, 03/23/35(a)	5,280	5,171,375
5.40%, 03/21/34(a)	6,500	6,698,019
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	5,926	5,439,517
Security	Par (000)	Value
Food (continued)
Conagra Brands Inc., 5.75%, 08/01/35(a)	$3,495	$3,599,080
Delhaize America LLC, 9.00%, 04/15/31(a)	170	202,138
Flowers Foods Inc.
2.40%, 03/15/31(a)	3,465	3,082,653
5.75%, 03/15/35(a)	3,440	3,475,080
General Mills Inc.
2.25%, 10/14/31	3,673	3,269,486
4.95%, 03/29/33(a)	6,425	6,552,117
5.25%, 01/30/35(a)	4,975	5,118,335
Gruma SAB de CV, 5.39%, 12/09/34(b)	2,080	2,127,840
Hershey Co. (The)
4.50%, 05/04/33(a)	2,665	2,689,081
4.95%, 02/24/32	3,595	3,741,396
5.10%, 02/24/35	3,365	3,487,490
J M Smucker Co. (The)
2.13%, 03/15/32	2,850	2,466,290
4.25%, 03/15/35	4,470	4,246,224
6.20%, 11/15/33(a)	6,410	6,981,126
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32	6,278	5,677,788
3.63%, 01/15/32	6,035	5,654,876
3.75%, 12/01/31	3,627	3,446,290
5.75%, 04/01/33(a)	10,904	11,427,337
6.75%, 03/15/34	10,127	11,239,957
Kellanova
5.25%, 03/01/33(a)	2,675	2,780,087
Series B, 7.45%, 04/01/31	4,398	5,065,800
Kraft Heinz Foods Co.
4.25%, 03/01/31	2,219	2,201,172
5.00%, 07/15/35(a)	3,865	3,873,943
5.20%, 03/15/32(a)	3,505	3,619,115
5.40%, 03/15/35(a)	3,938	4,067,073
6.75%, 03/15/32(a)	2,092	2,328,047
Kroger Co. (The)
1.70%, 01/15/31(a)	3,260	2,871,829
5.00%, 09/15/34(a)	14,085	14,310,740
7.50%, 04/01/31	3,015	3,457,513
Mars Inc.
1.63%, 07/16/32(a)(b)	4,755	4,065,632
3.60%, 04/01/34(a)(b)	4,125	3,840,139
4.65%, 04/20/31(a)(b)	3,355	3,437,433
4.75%, 04/20/33(a)(b)	6,430	6,535,736
5.00%, 03/01/32(a)(b)	17,905	18,504,222
5.20%, 03/01/35(a)(b)	32,285	33,402,617
McCormick & Co. Inc./MD
1.85%, 02/15/31	3,402	3,006,538
4.70%, 10/15/34	3,270	3,247,060
4.95%, 04/15/33(a)	3,143	3,208,656
Mondelez International Inc.
1.50%, 02/04/31	3,432	2,987,709
1.88%, 10/15/32(a)	4,415	3,799,786
3.00%, 03/17/32	5,030	4,628,214
4.75%, 08/28/34(a)	3,040	3,046,037
5.13%, 05/06/35(a)	2,720	2,795,031
6.50%, 11/01/31	1,810	2,003,156
Nestle Capital Corp.
4.75%, 03/12/31(a)(b)	3,105	3,189,476
4.88%, 03/12/34(a)(b)	4,995	5,187,341
Nestle Holdings Inc.
1.88%, 09/14/31(a)(b)	6,610	5,878,736

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.30%, 10/01/32(a)(b)	$8,478	$8,551,733
4.85%, 03/14/33(a)(b)	4,773	4,921,588
5.00%, 09/12/33(a)(b)	2,610	2,749,495
Smithfield Foods Inc., 2.63%, 09/13/31(a)(b)	3,530	3,128,813
Sysco Corp.
2.45%, 12/14/31(a)	3,442	3,085,399
5.38%, 09/21/35	2,680	2,790,205
5.40%, 03/23/35	3,595	3,745,437
6.00%, 01/17/34	3,210	3,499,403
Tyson Foods Inc.
4.88%, 08/15/34(a)	3,330	3,335,923
5.70%, 03/15/34(a)	5,790	6,125,234
		308,667,494
Food Service — 0.0%
Sodexo Inc.
2.72%, 04/16/31(a)(b)	4,893	4,457,099
5.80%, 08/15/35(a)(b)	2,875	3,026,070
		7,483,169
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 6.18%, 05/05/32(b)	3,210	3,306,309
Georgia-Pacific LLC
4.95%, 06/30/32(a)(b)	3,710	3,826,862
8.88%, 05/15/31	2,901	3,540,395
International Paper Co., 5.00%, 09/15/35	450	452,289
Inversiones CMPC SA
3.00%, 04/06/31(b)	3,685	3,276,522
6.13%, 06/23/33(b)	2,505	2,584,168
6.13%, 02/26/34(a)(b)	3,710	3,820,473
Suzano Austria GmbH
3.13%, 01/15/32(a)	6,815	6,094,945
3.75%, 01/15/31	7,989	7,540,612
		34,442,575
Gas — 0.8%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	1,890	1,904,194
5.13%, 09/16/34(a)(b)	4,790	4,874,981
Atmos Energy Corp.
1.50%, 01/15/31(a)	3,046	2,674,018
5.20%, 08/15/35(a)	3,866	4,005,411
5.45%, 10/15/32(a)	2,024	2,150,424
5.90%, 11/15/33	5,194	5,664,105
Boston Gas Co.
3.76%, 03/16/32(b)	3,035	2,889,692
5.84%, 01/10/35(b)	3,405	3,624,451
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32(b)	2,655	2,653,073
6.39%, 09/15/33(b)	3,588	3,896,794
CenterPoint Energy Resources Corp.
4.40%, 07/01/32	3,495	3,472,491
5.40%, 03/01/33(a)	2,342	2,436,626
5.40%, 07/01/34(a)	2,935	3,048,526
Grupo Energia Bogota SA ESP
5.75%, 10/22/35(b)	3,025	3,019,253
7.85%, 11/09/33(a)(b)	950	1,091,000
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	3,390	3,603,909
National Fuel Gas Co.
2.95%, 03/01/31	3,565	3,259,498
5.95%, 03/15/35	3,735	3,931,671
Security	Par (000)	Value
Gas (continued)
NiSource Inc.
1.70%, 02/15/31	$4,314	$3,777,738
5.35%, 04/01/34(a)	4,725	4,896,251
5.35%, 07/15/35(a)	6,585	6,756,213
5.40%, 06/30/33	3,800	3,955,143
5.75%, 07/15/56, (5-year CMT + 2.45%)(a)(c)	5,400	5,462,842
6.38%, 03/31/55, (5-year CMT + 2.52%)(a)(c)	3,030	3,135,290
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)(c)	1,190	1,233,092
ONE Gas Inc., 4.25%, 09/01/32(a)	1,820	1,802,421
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	1,564	1,422,426
4.10%, 09/18/34(a)	1,866	1,778,997
5.10%, 02/15/35	2,525	2,584,054
5.40%, 06/15/33(a)	2,436	2,548,300
Snam SpA, 5.75%, 05/28/35(b)	4,935	5,158,357
Southern California Gas Co.
5.05%, 09/01/34	3,865	3,957,802
5.20%, 06/01/33	3,506	3,630,258
5.45%, 06/15/35(a)	4,205	4,405,014
Series KK, 5.75%, 11/15/35	100	106,796
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	3,365	3,390,954
5.15%, 09/15/32	3,835	3,958,210
5.75%, 09/15/33	3,438	3,662,792
6.00%, 10/01/34(a)	1,705	1,833,265
Series 2020-A, 1.75%, 01/15/31	2,566	2,267,293
Series B, 5.10%, 09/15/35(a)	2,370	2,398,329
Southwest Gas Corp., 4.05%, 03/15/32	4,410	4,274,834
Spire Missouri Inc.
4.80%, 02/15/33	2,910	2,946,357
Series 2034, 5.15%, 08/15/34(a)	1,585	1,642,860
		141,186,005
Hand & Machine Tools — 0.0%
Kennametal Inc., 2.80%, 03/01/31	1,967	1,809,334
Stanley Black & Decker Inc., 3.00%, 05/15/32(a)	3,424	3,097,821
		4,907,155
Health Care - Products — 1.0%
180 Medical Inc., 5.30%, 10/08/35(b)	2,225	2,216,719
Agilent Technologies Inc.
2.30%, 03/12/31	5,696	5,161,282
4.75%, 09/09/34(a)	3,985	4,003,526
Alcon Finance Corp., 5.38%, 12/06/32(a)(b)	4,533	4,777,882
Baxter International Inc.
1.73%, 04/01/31	4,464	3,826,172
2.54%, 02/01/32(a)	10,425	9,113,278
5.65%, 12/15/35	4,600	4,687,777
Boston Scientific Corp., 6.25%, 11/15/35	100	112,669
GE HealthCare Technologies Inc.
4.80%, 01/15/31(a)	3,700	3,774,940
5.50%, 06/15/35(a)	5,875	6,135,594
5.91%, 11/22/32(a)	11,513	12,438,080
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	6,430	6,474,119
Medtronic Inc., 4.38%, 03/15/35(a)	12,715	12,597,313
Revvity Inc.
2.25%, 09/15/31	3,409	3,009,524
2.55%, 03/15/31	2,738	2,477,418
Smith & Nephew PLC, 5.40%, 03/20/34	3,885	4,054,602

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Solventum Corp.
5.45%, 03/13/31	$6,620	$6,912,162
5.60%, 03/23/34(a)	10,860	11,349,019
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	4,392	4,046,616
Stryker Corp.
4.63%, 09/11/34(a)	4,730	4,745,010
5.20%, 02/10/35	6,555	6,800,219
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	8,676	7,761,757
4.20%, 03/01/31	2,705	2,709,402
4.47%, 10/07/32(a)	4,290	4,322,542
4.79%, 10/07/35	3,140	3,171,542
4.95%, 11/21/32(a)	4,308	4,480,874
5.09%, 08/10/33(a)	6,455	6,738,668
5.20%, 01/31/34	3,255	3,409,378
VSP Optical Group Inc., 5.45%, 12/01/35(b)	935	949,250
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	5,103	4,610,508
4.25%, 08/15/35	875	820,356
5.20%, 09/15/34(a)	4,850	4,989,133
5.50%, 02/19/35	4,325	4,520,570
		167,197,901
Health Care - Services — 2.8%
Adventist Health System/West
5.43%, 03/01/32(a)	2,045	2,104,794
5.76%, 12/01/34	2,585	2,689,925
Ascension Health, Series 2025, 4.92%, 11/15/35	2,705	2,747,818
Banner Health, 1.90%, 01/01/31	1,546	1,391,347
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,275	2,061,530
Centene Corp.
2.50%, 03/01/31	14,133	12,184,660
2.63%, 08/01/31	8,298	7,110,236
Cigna Group (The)
2.38%, 03/15/31	9,834	8,912,174
4.88%, 09/15/32	5,850	5,951,152
5.13%, 05/15/31	4,940	5,116,243
5.25%, 02/15/34(a)	8,345	8,641,844
5.25%, 01/15/36(a)	5,075	5,203,836
5.40%, 03/15/33(a)	5,123	5,370,139
CommonSpirit Health
4.98%, 09/01/35	1,975	1,972,431
5.32%, 12/01/34(a)	4,500	4,627,300
Elevance Health Inc.
2.55%, 03/15/31	6,059	5,540,748
4.10%, 05/15/32	4,171	4,073,160
4.60%, 09/15/32(a)	4,860	4,868,651
4.75%, 02/15/33	6,835	6,889,643
4.95%, 11/01/31(a)	5,155	5,280,332
5.00%, 01/15/36	3,800	3,806,326
5.20%, 02/15/35(a)	8,015	8,219,550
5.38%, 06/15/34(a)	5,965	6,187,943
5.50%, 10/15/32	4,542	4,796,487
5.95%, 12/15/34	2,480	2,659,193
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31(b)	5,510	4,891,840
3.00%, 12/01/31(a)(b)	3,130	2,832,446
HCA Inc.
2.38%, 07/15/31	6,473	5,805,578
Security	Par (000)	Value
Health Care - Services (continued)
3.63%, 03/15/32	$13,613	$12,912,766
4.60%, 11/15/32	6,145	6,142,842
4.90%, 11/15/35	4,985	4,966,033
5.45%, 04/01/31	11,640	12,175,715
5.45%, 09/15/34(a)	8,297	8,612,295
5.50%, 03/01/32	5,025	5,269,930
5.50%, 06/01/33	8,649	9,073,033
5.60%, 04/01/34	8,958	9,391,529
5.75%, 03/01/35	10,079	10,642,934
7.50%, 11/06/33	1,650	1,913,480
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 06/15/34(b)	5,020	5,181,511
Highmark Inc., 2.55%, 05/10/31(b)	3,144	2,795,024
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	4,130	4,108,735
Humana Inc.
2.15%, 02/03/32(a)	4,791	4,159,427
5.38%, 04/15/31	8,355	8,644,142
5.55%, 05/01/35	5,160	5,295,790
5.88%, 03/01/33(a)	5,286	5,584,885
5.95%, 03/15/34(a)	5,855	6,185,763
ICON Investments Six DAC, 6.00%, 05/08/34	3,145	3,329,461
Laboratory Corp. of America Holdings
2.70%, 06/01/31	3,730	3,429,651
4.55%, 04/01/32(a)	3,600	3,607,759
4.80%, 10/01/34	5,585	5,564,173
OhioHealth Corp., 2.30%, 11/15/31	2,185	1,972,973
PeaceHealth Obligated Group, 4.86%, 11/15/32	710	719,245
Piedmont Healthcare Inc., 2.04%, 01/01/32	2,355	2,048,384
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	2,650	2,756,849
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33(a)	3,523	3,654,257
Quest Diagnostics Inc.
2.80%, 06/30/31	5,668	5,241,127
5.00%, 12/15/34(a)	5,385	5,487,867
6.40%, 11/30/33(a)	4,653	5,187,716
Roche Holdings Inc.
2.08%, 12/13/31(b)	13,114	11,641,153
4.37%, 12/02/32(b)	2,400	2,409,730
4.59%, 09/09/34(b)	7,495	7,543,867
4.67%, 12/02/35(b)	2,400	2,408,905
4.91%, 03/08/31(b)	5,105	5,287,472
4.99%, 03/08/34(b)	7,730	8,029,038
5.59%, 11/13/33(a)(b)	10,430	11,240,147
Sutter Health
5.16%, 08/15/33	150	155,162
Series 2025, 5.21%, 08/15/32	1,725	1,794,848
Series 2025, 5.54%, 08/15/35	2,800	2,962,863
UnitedHealth Group Inc.
2.30%, 05/15/31	9,100	8,232,715
4.20%, 05/15/32	9,385	9,318,632
4.50%, 04/15/33	10,064	10,044,921
4.63%, 07/15/35(a)	6,995	6,964,295
4.65%, 01/15/31(a)	5,085	5,176,495
4.90%, 04/15/31	6,655	6,852,904
4.95%, 01/15/32	9,860	10,160,810
5.00%, 04/15/34	8,980	9,192,879
5.15%, 07/15/34(a)	13,155	13,604,372
5.30%, 06/15/35(a)	6,912	7,203,061

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.35%, 02/15/33	$13,919	$14,593,083
Universal Health Services Inc.
2.65%, 01/15/32	3,327	2,934,691
5.05%, 10/15/34	3,595	3,541,782
UPMC, 5.04%, 05/15/33	1,945	1,996,885
		471,283,332
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	3,310	3,438,773
6.70%, 07/29/31(a)	6,650	6,985,038
Ares Capital Corp.
3.20%, 11/15/31(a)	5,629	4,985,562
5.10%, 01/15/31	1,915	1,892,827
5.80%, 03/08/32	7,025	7,103,305
Ares Strategic Income Fund
5.15%, 01/15/31(b)	1,915	1,882,324
6.20%, 03/21/32	5,590	5,727,349
Blackstone Private Credit Fund
6.00%, 01/29/32	7,395	7,555,822
6.00%, 11/22/34(a)	5,435	5,515,849
6.25%, 01/25/31	1,735	1,795,913
Blue Owl Credit Income Corp., 6.65%, 03/15/31	4,650	4,802,474
Carlyle Secured Lending Inc., 5.75%, 02/15/31	1,000	983,670
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31(a)	2,855	2,924,475
6.38%, 07/01/34	7,100	7,250,657
6.75%, 07/15/35	3,160	3,274,624
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	4,458	5,269,839
Inversiones La Construccion SA, 4.75%, 02/07/32(a)(b)	820	789,504
		72,178,005
Home Builders — 0.1%
DR Horton Inc.
5.00%, 10/15/34(a)	4,745	4,840,658
5.50%, 10/15/35(a)	210	219,704
Meritage Homes Corp., 5.65%, 03/15/35(a)	3,365	3,453,594
PulteGroup Inc.
6.00%, 02/15/35	1,960	2,119,506
6.38%, 05/15/33	2,655	2,919,539
7.88%, 06/15/32	2,025	2,374,474
Sekisui House U.S., Inc., 2.50%, 01/15/31	2,329	2,078,012
Toll Brothers Finance Corp., 5.60%, 06/15/35(a)	3,325	3,438,404
		21,443,891
Home Furnishings — 0.0%
Panasonic Holdings Corp., 5.30%, 07/16/34(a)(b)	2,840	2,961,896
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	3,424	3,002,449
5.75%, 03/15/33(a)	2,520	2,678,722
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,888	2,579,147
5.60%, 11/15/32	3,286	3,509,985
Clorox Co. (The), 4.60%, 05/01/32(a)	4,245	4,300,912
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	3,952	3,564,930
4.50%, 02/16/33(a)	2,285	2,324,196
Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)(b)	$3,265	$2,972,129
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	80	85,101
		25,017,571
Insurance — 4.9%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	1,365	1,370,288
AIA Group Ltd.
4.95%, 04/04/33(a)(b)	3,963	4,111,283
4.95%, 03/30/35(b)	3,040	3,089,159
5.38%, 04/05/34(b)	6,265	6,544,351
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	5,535	6,178,637
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.77%)(b)(c)	7,170	7,346,217
6.35%, 09/06/53, (5-year CMT + 3.23%)(b)(c)	4,765	5,127,393
Allstate Corp. (The)
1.45%, 12/15/30(a)	3,916	3,419,269
5.25%, 03/30/33	5,042	5,260,098
5.35%, 06/01/33	2,410	2,520,227
5.55%, 05/09/35	3,835	4,041,468
American Financial Group Inc., 5.00%, 09/23/35	2,430	2,386,379
American International Group Inc.
3.88%, 01/15/35(a)	3,490	3,285,277
5.13%, 03/27/33	5,367	5,546,791
5.45%, 05/07/35(a)	4,134	4,333,957
American National Group Inc.
6.00%, 07/15/35(a)	4,770	4,829,145
6.14%, 06/13/32(b)	3,140	3,285,124
Americo Life Inc., 3.45%, 04/15/31(a)(b)	2,929	2,667,548
AmFam Holdings Inc., 2.81%, 03/11/31(b)	3,388	2,972,223
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	3,066	2,710,245
2.60%, 12/02/31(a)	3,693	3,340,103
5.00%, 09/12/32	3,482	3,585,747
5.35%, 02/28/33	5,026	5,254,062
Aon North America Inc.
5.30%, 03/01/31	4,275	4,460,247
5.45%, 03/01/34	11,609	12,140,638
Arch Capital Group Ltd., 7.35%, 05/01/34	1,990	2,334,306
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,839	2,534,108
5.00%, 02/15/32	2,955	3,024,155
5.15%, 02/15/35	9,940	10,092,756
5.45%, 07/15/34	3,153	3,280,324
5.50%, 03/02/33	2,479	2,592,738
6.50%, 02/15/34	2,865	3,174,119
Ascot Group Ltd.
4.25%, 12/15/30(a)(b)	1,965	1,808,080
6.35%, 06/15/35, (5-year CMT + 2.37%)(b)(c)	1,940	2,021,373
Assurant Inc.
2.65%, 01/15/32(a)	2,665	2,360,849
6.75%, 02/15/34	1,920	2,113,138
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	3,727	3,517,360
Athene Global Funding
2.65%, 10/04/31(b)	3,535	3,126,966
2.67%, 06/07/31(b)	3,614	3,222,333
5.32%, 11/13/31(a)(b)	4,600	4,673,461
5.53%, 07/11/31(b)	3,805	3,905,001

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.54%, 08/22/35(b)	$2,960	$2,978,956
Athene Holding Ltd.
3.50%, 01/15/31	3,239	3,065,020
5.88%, 01/15/34(a)	4,160	4,313,555
6.63%, 10/15/54, (5-year CMT + 2.61%)(c)	3,910	3,826,525
6.65%, 02/01/33(a)	2,988	3,226,829
6.88%, 06/28/55, (5-year CMT + 2.58%)(c)	4,090	4,017,749
AXA SA, 8.60%, 12/15/30	3,898	4,606,617
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32(a)	6,968	6,544,969
Brown & Brown Inc.
2.38%, 03/15/31	4,893	4,380,492
4.20%, 03/17/32	4,210	4,075,933
5.25%, 06/23/32	3,445	3,527,142
5.55%, 06/23/35	6,560	6,743,308
5.65%, 06/11/34	4,285	4,446,259
Chubb INA Holdings LLC
4.90%, 08/15/35	8,325	8,422,958
5.00%, 03/15/34	10,845	11,153,870
Cincinnati Financial Corp., 6.13%, 11/01/34	2,330	2,516,689
CNA Financial Corp.
5.13%, 02/15/34	3,410	3,441,859
5.20%, 08/15/35	2,905	2,934,201
5.50%, 06/15/33	3,590	3,732,510
CNO Financial Group Inc., 6.45%, 06/15/34(a)	4,805	5,091,603
Corebridge Financial Inc.
3.90%, 04/05/32	10,500	9,981,158
5.75%, 01/15/34	4,420	4,612,081
6.05%, 09/15/33	4,395	4,678,802
6.38%, 09/15/54, (5-year CMT + 2.65%)(c)	4,785	4,825,376
Corebridge Global Funding, 4.90%, 08/21/32(a)(b)	2,255	2,277,425
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.51%)(b)(c)(d)	13,065	13,674,247
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(a)(b)	1,745	1,798,485
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(a)(b)	2,625	2,372,155
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	2,592	2,318,780
Enstar Group Ltd.
3.10%, 09/01/31	3,683	3,318,396
7.50%, 04/01/45, (5-year CMT + 3.18%)(b)(c)	1,770	1,843,786
Equitable Holdings Inc.
5.59%, 01/11/33(a)	4,020	4,209,293
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(c)	2,940	3,064,730
F&G Annuities & Life Inc., 6.25%, 10/04/34(a)	3,400	3,445,717
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	3,885	3,655,721
5.63%, 08/16/32	4,636	4,847,178
5.75%, 05/20/35	2,710	2,831,131
6.00%, 12/07/33(a)	4,595	4,888,301
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.00%)(b)(c)	1,600	1,590,562
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.45%)(b)(c)	2,530	2,385,782
Fidelity National Financial Inc., 2.45%, 03/15/31(a)	4,233	3,780,794
First American Financial Corp.
2.40%, 08/15/31	4,755	4,166,445
5.45%, 09/30/34(a)	3,160	3,199,104
Five Corners Funding Trust III, 5.79%, 02/15/33(b)	5,400	5,693,924
Security	Par (000)	Value
Insurance (continued)
FWD Group Holdings Ltd., 5.84%, 09/22/35(b)	$1,295	$1,305,284
GA Global Funding Trust
2.90%, 01/06/32(b)	3,890	3,464,325
5.20%, 12/09/31(b)	3,660	3,702,422
5.50%, 04/01/32(b)	1,925	1,970,862
5.90%, 01/13/35(a)(b)	3,630	3,736,836
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	4,713	4,241,221
7.95%, 06/15/33(a)(b)	4,462	5,092,727
Globe Life Inc.
4.80%, 06/15/32	3,170	3,197,191
5.85%, 09/15/34	3,205	3,367,572
Guardian Life Global Funding, 4.67%, 09/05/32(b)	50	50,480
Hanover Insurance Group Inc. (The), 5.50%, 09/01/35	2,695	2,749,187
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	3,630	3,757,681
Jackson Financial Inc.
3.13%, 11/23/31	3,690	3,363,296
5.67%, 06/08/32(a)	2,405	2,493,429
Kemper Corp., 3.80%, 02/23/32(a)	2,895	2,670,370
Liberty Mutual Group Inc., 6.50%, 03/15/35(a)(b)	1,505	1,617,651
Lincoln National Corp.
3.40%, 01/15/31(a)	3,188	3,023,254
3.40%, 03/01/32	1,295	1,203,253
5.35%, 11/15/35	1,960	1,966,534
5.85%, 03/15/34	2,575	2,709,322
Loews Corp., 6.00%, 02/01/35	2,000	2,166,495
Manulife Financial Corp., 3.70%, 03/16/32	6,065	5,836,723
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	3,004	2,694,301
4.85%, 11/15/31(a)	6,865	7,046,399
5.00%, 03/15/35	13,130	13,351,452
5.15%, 03/15/34	3,452	3,578,535
5.40%, 09/15/33	4,190	4,415,199
5.75%, 11/01/32	3,562	3,832,673
5.88%, 08/01/33(a)	1,895	2,058,158
MassMutual Global Funding II
2.15%, 03/09/31(a)(b)	3,235	2,909,346
4.35%, 09/17/31(b)	3,954	3,926,560
5.05%, 08/26/35(b)	3,825	3,870,714
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/54, (5-year CMT + 3.03%)(b)(c)	11,040	11,261,694
6.10%, 06/11/55, (5-year CMT + 2.91%)(b)(c)	13,755	14,291,005
MetLife Inc.
5.30%, 12/15/34(a)	5,165	5,391,304
5.38%, 07/15/33(a)	6,275	6,626,480
5.70%, 06/15/35(a)	7,185	7,705,579
6.38%, 06/15/34(a)	4,890	5,499,467
6.50%, 12/15/32	4,044	4,549,637
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(c)	6,600	6,971,785
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	4,673	4,108,533
2.40%, 01/11/32(a)(b)	4,970	4,434,461
5.05%, 01/08/34(a)(b)	3,550	3,634,254
5.15%, 03/28/33(a)(b)	6,903	7,167,627
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.98%)(b)(c)	8,430	8,833,456

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	$600	$684,201
8.25%, 12/01/31(a)(b)	2,620	3,078,457
New York Life Global Funding
1.85%, 08/01/31(b)	3,055	2,684,626
4.55%, 01/28/33(b)	6,755	6,759,625
5.00%, 01/09/34(b)	6,855	7,015,644
5.35%, 01/23/35(b)	5,215	5,464,698
New York Life Insurance Co., 5.88%, 05/15/33(b)	6,595	7,038,739
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(a)(b)(c)	9,853	8,925,115
2.90%, 09/16/51, (5-year CMT + 2.60%)(a)(b)(c)	6,110	5,477,339
5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)(c)	7,845	8,190,528
6.25%, 09/13/53, (5-year CMT + 2.95%)(b)(c)	5,920	6,280,836
6.50%, 04/30/55, (5-year CMT + 3.18%)(b)(c)	9,900	10,630,165
Northwestern Mutual Global Funding, 5.16%, 05/28/31(a)(b)	4,375	4,556,505
Old Republic International Corp., 5.75%, 03/28/34(a)	2,725	2,850,801
Pacific Life Global Funding II
2.45%, 01/11/32(b)	2,720	2,427,966
4.88%, 07/17/32(b)	2,850	2,914,150
Pacific LifeCorp, 6.60%, 09/15/33(a)(b)	3,620	4,048,005
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	4,125	4,358,546
Pricoa Global Funding I
4.65%, 08/27/31(b)	3,280	3,323,640
4.75%, 08/26/32(b)	3,505	3,535,604
5.35%, 05/28/35(b)	4,320	4,483,121
Primerica Inc., 2.80%, 11/19/31	4,403	3,992,505
Principal Financial Group Inc., 5.38%, 03/15/33	2,720	2,829,633
Progressive Corp. (The)
3.00%, 03/15/32	3,798	3,521,267
4.95%, 06/15/33	3,498	3,604,697
6.25%, 12/01/32	2,675	2,983,205
Protective Life Corp., 5.35%, 12/15/35(b)	3,175	3,210,870
Protective Life Global Funding, 5.43%, 01/14/32(b)	3,685	3,855,889
Prudential Financial Inc.
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)(c)	6,055	6,002,834
5.20%, 03/14/35	5,505	5,674,559
5.75%, 07/15/33	2,795	3,024,561
6.00%, 09/01/52, (5-year CMT + 3.23%)(c)	7,528	7,801,628
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(c)	6,290	6,626,578
6.75%, 03/01/53, (5-year CMT + 2.85%)(c)	3,245	3,452,998
Prudential Funding Asia PLC, 3.63%, 03/24/32(a)	2,802	2,666,943
Reinsurance Group of America Inc.
5.75%, 09/15/34	4,355	4,550,268
6.00%, 09/15/33(a)	3,450	3,694,149
6.65%, 09/15/55, (5-year CMT + 2.39%)(c)	2,375	2,450,713
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	5,071	5,329,168
5.80%, 04/01/35	3,530	3,710,605
RGA Global Funding
5.00%, 08/25/32(a)(b)	3,550	3,574,057
5.05%, 12/06/31(a)(b)	3,955	4,048,380
Security	Par (000)	Value
Insurance (continued)
5.50%, 01/11/31(b)	$4,735	$4,944,066
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	5,947	5,525,073
4.75%, 04/08/32(a)(b)	3,625	3,552,232
6.88%, 04/15/34(a)(b)	4,745	5,255,813
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	3,880	3,570,679
7.20%, 10/30/34(b)	4,825	4,679,559
Selective Insurance Group Inc., 5.90%, 04/15/35	2,885	3,029,676
Sompo International Holdings Ltd., 7.00%, 07/15/34	1,805	2,036,806
Stewart Information Services Corp., 3.60%, 11/15/31	3,255	2,916,888
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.74%)(a)(b)(c)	4,230	3,964,989
5.88%, 09/10/55, (5-year CMT + 2.65%)(b)(c)	4,115	4,179,795
5.88%, (5-year CMT + 2.84%)(b)(c)(d)	6,700	6,856,110
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.81%)(a)(b)(c)	4,765	4,963,726
Symetra Financial Corp., 5.87%, 04/03/32(b)	1,190	1,238,534
Travelers Companies Inc. (The), 5.05%, 07/24/35(a)	3,520	3,601,194
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	3,333	3,773,811
Trustage Financial Group Inc., 4.63%, 04/15/32(b)	2,250	2,178,135
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	2,805	2,958,210
Willis North America Inc., 5.35%, 05/15/33	5,185	5,384,189
Wynnton Funding Trust, 5.25%, 08/15/35(a)(b)	6,805	6,895,870
		830,777,267
Internet — 2.0%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	9,635	8,783,025
4.50%, 11/28/34	4,130	4,112,257
5.25%, 05/26/35(a)	8,245	8,624,610
Alphabet Inc.
4.38%, 11/15/32	3,205	3,243,986
4.50%, 05/15/35	8,090	8,143,967
4.70%, 11/15/35	18,320	18,615,719
Amazon.com Inc.
2.10%, 05/12/31	19,837	17,957,114
3.60%, 04/13/32	16,994	16,537,225
4.35%, 03/20/33	9,600	9,666,946
4.65%, 11/20/35	17,775	17,933,607
4.70%, 12/01/32(a)	13,889	14,318,755
4.80%, 12/05/34(a)	8,210	8,518,581
AppLovin Corp.
5.38%, 12/01/31	4,680	4,868,951
5.50%, 12/01/34	6,585	6,815,919
Baidu Inc., 2.38%, 08/23/31(a)	2,560	2,343,459
eBay Inc.
2.60%, 05/10/31	4,852	4,444,150
5.13%, 11/06/35	2,910	2,922,510
6.30%, 11/22/32	2,600	2,859,084
Expedia Group Inc.
2.95%, 03/15/31	3,366	3,130,031
5.40%, 02/15/35	6,570	6,786,220

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Meta Platforms Inc.
3.85%, 08/15/32(a)	$19,318	$18,855,768
4.55%, 08/15/31(a)	7,705	7,876,375
4.60%, 11/15/32	19,185	19,471,792
4.75%, 08/15/34(a)	16,861	17,155,364
4.88%, 11/15/35	27,885	28,187,222
4.95%, 05/15/33	11,944	12,371,412
Netflix Inc., 4.90%, 08/15/34(a)	6,585	6,830,546
Prosus NV
3.06%, 07/13/31(a)(b)	12,060	10,974,388
4.19%, 01/19/32(b)	6,320	6,074,028
Tencent Holdings Ltd., 2.88%, 04/22/31(b)	3,315	3,138,931
Uber Technologies Inc.
4.15%, 01/15/31	4,750	4,729,191
4.80%, 09/15/34	10,460	10,518,576
4.80%, 09/15/35(a)	8,375	8,371,199
VeriSign Inc.
2.70%, 06/15/31	5,230	4,747,331
5.25%, 06/01/32	1,605	1,650,067
		331,578,306
Iron & Steel — 0.3%
ArcelorMittal SA
6.00%, 06/17/34(a)	3,165	3,417,525
6.80%, 11/29/32(a)	6,913	7,726,659
Gerdau Trade Inc., 5.75%, 06/09/35	4,295	4,456,062
Nucor Corp.
3.13%, 04/01/32	4,072	3,793,656
5.10%, 06/01/35	3,540	3,632,525
POSCO, 5.88%, 01/17/33(b)	455	486,500
POSCO Holdings Inc., 5.75%, 05/07/35(b)	1,050	1,108,657
Steel Dynamics Inc.
3.25%, 01/15/31(a)	3,691	3,517,471
5.25%, 05/15/35	4,805	4,935,475
5.38%, 08/15/34(a)	3,900	4,058,362
Vale Overseas Ltd.
6.13%, 06/12/33(a)	9,615	10,338,803
8.25%, 01/17/34(a)	1,700	2,040,056
		49,511,751
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/31	3,770	3,309,974
4.40%, 09/15/32(a)	3,065	2,931,488
Polaris Inc., 5.60%, 03/01/31	100	101,290
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	1,295	1,309,108
5.63%, 09/30/31(b)	8,655	8,845,934
6.00%, 02/01/33(b)	12,500	12,870,210
6.25%, 03/15/32(b)	7,600	7,864,093
		37,232,097
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 01/15/31(a)	2,892	2,735,966
5.85%, 08/01/34	4,095	4,208,536
Hyatt Hotels Corp.
5.38%, 12/15/31	3,100	3,191,865
5.40%, 12/15/35	2,550	2,575,084
5.50%, 06/30/34(a)	2,055	2,124,822
5.75%, 03/30/32(a)	3,305	3,468,442
Las Vegas Sands Corp., 6.20%, 08/15/34(a)	3,310	3,487,908
Security	Par (000)	Value
Lodging (continued)
Marriott International Inc./MD
4.50%, 10/15/31(a)	$3,895	$3,915,479
4.50%, 10/01/34(a)	1,910	1,874,037
5.10%, 04/15/32(a)	3,055	3,156,100
5.25%, 10/15/35(a)	3,640	3,712,569
5.30%, 05/15/34	6,390	6,629,270
5.35%, 03/15/35	6,435	6,661,693
Series GG, 3.50%, 10/15/32	6,825	6,394,532
Series HH, 2.85%, 04/15/31	7,158	6,639,829
Series II, 2.75%, 10/15/33	4,811	4,215,779
Sands China Ltd., 3.25%, 08/08/31	4,015	3,674,783
		68,666,694
Machinery — 0.8%
AGCO Corp., 5.80%, 03/21/34(a)	4,715	4,933,681
Caterpillar Inc.
1.90%, 03/12/31(a)	3,188	2,873,369
5.20%, 05/15/35(a)	11,580	12,123,800
5.30%, 09/15/35(a)	1,830	1,935,472
Deere & Co.
5.45%, 01/16/35	8,010	8,519,717
7.13%, 03/03/31	2,180	2,479,741
Dover Corp., 5.38%, 10/15/35	1,150	1,206,680
Flowserve Corp., 2.80%, 01/15/32	3,484	3,130,939
IDEX Corp., 2.63%, 06/15/31	3,323	3,044,278
Ingersoll Rand Inc.
5.31%, 06/15/31	3,460	3,632,791
5.45%, 06/15/34(a)	5,073	5,310,725
5.70%, 08/14/33	6,455	6,889,273
John Deere Capital Corp.
2.00%, 06/17/31	4,598	4,128,003
3.90%, 06/07/32(a)	3,516	3,462,821
4.35%, 09/15/32(a)	4,209	4,241,828
4.40%, 09/08/31(a)	8,860	8,964,715
4.90%, 03/07/31(a)	5,700	5,902,827
5.10%, 04/11/34	6,535	6,812,231
5.15%, 09/08/33(a)	6,900	7,255,644
Series 1, 5.05%, 06/12/34	5,120	5,322,841
Nordson Corp., 5.80%, 09/15/33	3,505	3,747,733
nVent Finance SARL
2.75%, 11/15/31	2,075	1,876,485
5.65%, 05/15/33(a)	3,471	3,637,367
Otis Worldwide Corp.
5.13%, 11/19/31(a)	4,144	4,313,349
5.13%, 09/04/35	3,535	3,612,256
Regal Rexnord Corp., 6.40%, 04/15/33(a)	8,275	8,923,395
Rockwell Automation Inc., 1.75%, 08/15/31(a)	3,336	2,933,275
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	5,180	5,427,275
5.61%, 03/11/34	3,505	3,720,242
Xylem Inc./New York, 2.25%, 01/30/31(a)	2,603	2,369,541
		142,732,294
Manufacturing — 0.4%
3M Co., 5.15%, 03/15/35	3,884	4,020,936
Eaton Corp.
4.00%, 11/02/32	4,845	4,776,224
4.15%, 03/15/33(a)	8,465	8,385,936
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	3,515	3,444,196
Pentair Finance SARL, 5.90%, 07/15/32	2,735	2,910,329
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(b)	11,552	10,506,744

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Siemens Funding BV
4.90%, 05/28/32(b)	$6,365	$6,581,355
5.20%, 05/28/35(b)	10,185	10,615,268
Teledyne Technologies Inc., 2.75%, 04/01/31	6,135	5,687,725
Textron Inc.
2.45%, 03/15/31	3,353	3,045,652
4.95%, 03/15/36	725	725,389
5.50%, 05/15/35	3,520	3,671,956
6.10%, 11/15/33	2,670	2,898,764
		67,270,474
Media — 1.3%
Charter Communications Operating LLC,/Charter Communications Operating Capital, 5.85%, 12/01/35(a)	3,640	3,648,275
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	6,861	5,896,249
2.80%, 04/01/31	10,501	9,434,542
4.40%, 04/01/33	7,117	6,709,465
6.38%, 10/23/35(a)	6,995	7,227,575
6.55%, 06/01/34	9,964	10,508,400
6.65%, 02/01/34	6,338	6,707,188
Comcast Corp.
1.50%, 02/15/31(a)	11,388	9,902,279
1.95%, 01/15/31(a)	9,693	8,635,310
4.20%, 08/15/34	6,500	6,236,829
4.25%, 01/15/33	11,937	11,700,374
4.40%, 08/15/35(a)	3,130	3,008,681
4.65%, 02/15/33	8,796	8,834,817
4.80%, 05/15/33(a)	7,528	7,618,914
4.95%, 05/15/32(a)	4,370	4,481,038
5.30%, 06/01/34	8,891	9,182,690
5.30%, 05/15/35(a)	8,145	8,394,512
5.50%, 11/15/32	6,779	7,189,003
5.65%, 06/15/35(a)	6,640	6,995,765
6.50%, 11/15/35	350	391,951
7.05%, 03/15/33(a)	5,188	5,962,793
Cox Communications Inc.
2.60%, 06/15/31(b)	7,447	6,633,828
4.80%, 02/01/35(b)	4,820	4,506,952
5.45%, 09/01/34(a)(b)	5,160	5,094,788
5.70%, 06/15/33(b)	5,656	5,716,962
FactSet Research Systems Inc., 3.45%, 03/01/32	3,428	3,177,056
Fox Corp., 6.50%, 10/13/33	8,066	8,937,632
Grupo Televisa SAB, 8.50%, 03/11/32	1,975	2,159,826
News Corp., 5.13%, 02/15/32(a)(b)	1,745	1,734,332
Paramount Global
4.20%, 05/19/32(a)	5,550	5,168,768
4.95%, 01/15/31	6,048	5,967,713
5.50%, 05/15/33	1,085	1,069,749
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	6,625	7,675,767
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	3,294	3,777,882
Videotron Ltd., 5.70%, 01/15/35(b)	4,850	4,995,763
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (The)
6.20%, 12/15/34(a)	$5,235	$5,933,927
6.55%, 03/15/33	2,290	2,610,106
		223,827,701
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.20%, 06/15/35(a)	1,705	1,680,659
Timken Co. (The), 4.13%, 04/01/32	2,385	2,301,546
		3,982,205
Mining — 1.4%
Anglo American Capital PLC
2.88%, 03/17/31(b)	4,204	3,891,833
5.50%, 05/02/33(b)	6,100	6,342,404
5.75%, 04/05/34(b)	6,575	6,943,451
Antofagasta PLC
5.63%, 05/13/32(a)(b)	2,800	2,888,133
5.63%, 09/09/35(b)	390	399,945
6.25%, 05/02/34(b)	4,399	4,701,093
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33(a)	5,270	5,398,909
5.00%, 02/15/36(a)	1,260	1,284,212
5.13%, 02/21/32	5,435	5,638,287
5.25%, 09/08/33	9,832	10,262,533
5.30%, 02/21/35	8,292	8,630,909
Corp. Nacional del Cobre de Chile
3.75%, 01/15/31(b)	6,795	6,486,886
5.13%, 02/02/33(a)(b)	7,090	7,112,674
5.95%, 01/08/34(b)	7,692	8,062,031
6.33%, 01/13/35(b)	6,955	7,423,419
Freeport Indonesia PT, 5.32%, 04/14/32(b)	12,355	12,519,606
Freeport-McMoRan Inc., 5.40%, 11/14/34(a)	4,610	4,786,588
Glencore Canada Corp., 6.20%, 06/15/35	1,635	1,742,436
Glencore Funding LLC
2.63%, 09/23/31(b)	6,620	5,976,581
2.85%, 04/27/31(b)	5,552	5,124,487
5.63%, 04/04/34(b)	8,060	8,456,580
5.67%, 04/01/35(b)	8,140	8,558,052
5.70%, 05/08/33(a)(b)	3,553	3,759,265
6.50%, 10/06/33(b)	6,650	7,386,048
Kinross Gold Corp., 6.25%, 07/15/33(a)	2,966	3,250,862
Minera Mexico SA de CV, 5.63%, 02/12/32(b)	5,735	5,903,609
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(a)(b)	3,381	3,343,762
Newmont Corp.
2.60%, 07/15/32(a)	5,911	5,385,747
5.88%, 04/01/35	3,215	3,490,430
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	6,510	6,829,105
Nexa Resources SA, 6.75%, 04/09/34(a)(b)	3,385	3,607,279
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	4,230	4,520,741
Rio Tinto Alcan Inc.
5.75%, 06/01/35	1,680	1,804,731
6.13%, 12/15/33	4,568	5,040,953
7.25%, 03/15/31	2,877	3,297,218
Rio Tinto Finance USA PLC
5.00%, 03/14/32	8,650	8,942,816
5.00%, 03/09/33	4,432	4,577,221
5.25%, 03/14/35(a)	12,275	12,734,635
South32 Treasury Ltd., 4.35%, 04/14/32(a)(b)	4,562	4,433,293
Southern Copper Corp., 7.50%, 07/27/35(a)	5,035	5,983,141

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Vale Canada Ltd., 7.20%, 09/15/32	$1,744	$1,937,584
Windfall Mining Group Inc./Groupe Minier Windfall Inc., 5.85%, 05/13/32(b)	4,460	4,669,824
Yamana Gold Inc., 2.63%, 08/15/31	3,883	3,489,486
		237,018,799
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	6,406	5,990,439
5.55%, 08/22/34(a)	2,970	3,055,470
		9,045,909
Oil & Gas — 4.3%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34(a)(b)	6,640	6,593,507
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	9,295	9,383,840
Aker BP ASA
3.10%, 07/15/31(b)	6,684	6,125,679
4.00%, 01/15/31(b)	4,760	4,597,761
5.13%, 10/01/34(a)(b)	5,285	5,229,305
5.25%, 10/30/35(b)	4,780	4,720,026
6.00%, 06/13/33(b)	6,899	7,251,455
APA Corp., 6.10%, 02/15/35(a)	2,355	2,427,768
BP Capital Markets America Inc.
2.72%, 01/12/32	14,190	12,970,044
4.81%, 02/13/33	15,665	15,940,162
4.89%, 09/11/33(a)	10,083	10,324,229
4.99%, 04/10/34(a)	6,890	7,076,169
5.23%, 11/17/34	12,881	13,413,289
BP Capital Markets PLC
6.13%, (5-year CMT + 1.92%)(a)(c)(d)	8,160	8,415,579
6.45%, (5-year CMT + 2.15%)(a)(c)(d)	7,860	8,354,480
Burlington Resources LLC, 7.20%, 08/15/31(a)	3,088	3,514,841
Canadian Natural Resources Ltd.
5.40%, 12/15/34(a)	5,035	5,156,515
5.85%, 02/01/35(a)	2,225	2,331,988
6.45%, 06/30/33	2,510	2,741,671
7.20%, 01/15/32(a)	2,989	3,372,000
Cenovus Energy Inc.
2.65%, 01/15/32	3,845	3,427,112
4.65%, 03/20/31	3,175	3,184,603
5.40%, 03/20/36	3,175	3,206,016
Chevron USA Inc.
4.50%, 10/15/32(a)	6,705	6,800,096
4.82%, 04/15/32	5,605	5,784,421
4.85%, 10/15/35(a)	5,855	5,956,810
4.98%, 04/15/35(a)	5,360	5,524,700
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	108,071
Conoco Funding Co., 7.25%, 10/15/31	695	792,894
ConocoPhillips Co.
4.85%, 01/15/32(a)	5,242	5,400,709
5.00%, 01/15/35	8,130	8,318,944
5.05%, 09/15/33(a)	6,740	6,987,886
5.90%, 10/15/32(a)	3,345	3,654,902
Continental Resources Inc./OK
2.88%, 04/01/32(b)	5,695	4,979,173
5.75%, 01/15/31(b)	9,553	9,851,690
Coterra Energy Inc.
5.40%, 02/15/35(a)	5,050	5,151,540
5.60%, 03/15/34	3,555	3,682,654
Devon Energy Corp.
5.20%, 09/15/34(a)	8,505	8,541,405
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 09/30/31	$4,450	$5,183,826
7.95%, 04/15/32	2,741	3,195,479
Diamondback Energy Inc.
3.13%, 03/24/31	5,003	4,676,382
5.40%, 04/18/34	8,855	9,101,736
5.55%, 04/01/35(a)	8,235	8,514,187
6.25%, 03/15/33	7,373	7,981,237
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	3,135	2,871,076
5.95%, 07/30/34(a)(b)	2,745	2,864,498
6.15%, 05/10/33(b)	4,770	5,038,599
Eni SpA
5.50%, 05/15/34(b)	6,665	6,907,928
5.75%, 05/19/35(a)(b)	6,805	7,158,155
EOG Resources Inc.
3.90%, 04/01/35	3,840	3,594,354
5.00%, 07/15/32	8,080	8,296,314
EQT Corp.
3.63%, 05/15/31(a)(b)	3,048	2,874,283
4.75%, 01/15/31	1,385	1,394,411
5.75%, 02/01/34(a)	5,440	5,730,487
Equinor ASA
4.75%, 11/14/35	6,375	6,413,636
5.13%, 06/03/35	4,150	4,308,233
Expand Energy Corp.
4.75%, 02/01/32	8,265	8,173,864
5.70%, 01/15/35	4,975	5,166,760
Harbour Energy PLC, 6.33%, 04/01/35(b)	5,810	5,963,958
Helmerich & Payne Inc.
2.90%, 09/29/31(a)	3,920	3,510,243
5.50%, 12/01/34(a)	3,580	3,567,454
Hess Corp.
7.13%, 03/15/33	3,715	4,341,147
7.30%, 08/15/31	4,314	4,992,775
HF Sinclair Corp.
5.50%, 09/01/32	2,585	2,641,669
5.75%, 01/15/31	4,045	4,196,353
6.25%, 01/15/35(a)	5,185	5,460,241
KazMunayGas National Co. JSC, 3.50%, 04/14/33(b)	5,715	5,158,650
Marathon Petroleum Corp., 5.70%, 03/01/35(a)	6,380	6,625,981
Occidental Petroleum Corp.
5.38%, 01/01/32	7,715	7,898,555
5.55%, 10/01/34(a)	8,050	8,198,587
6.13%, 01/01/31(a)	7,235	7,657,264
7.50%, 05/01/31	5,555	6,265,440
7.88%, 09/15/31(a)	3,548	4,072,889
ORLEN SA, 6.00%, 01/30/35(b)	5,895	6,248,540
Ovintiv Inc.
6.25%, 07/15/33(a)	4,365	4,630,618
6.50%, 08/15/34(a)	4,385	4,711,876
7.20%, 11/01/31	2,265	2,513,942
7.38%, 11/01/31	3,315	3,707,940
Patterson-UTI Energy Inc., 7.15%, 10/01/33	2,790	2,979,535
Pertamina Persero PT, 2.30%, 02/09/31(b)	7,395	6,566,238
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	10,890	9,819,710
4.95%, 01/03/31(a)(b)	1,855	1,924,260
5.34%, 04/03/35(a)(b)	12,710	13,321,314

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66
2.15%, 12/15/30(a)	$5,534	$4,969,844
4.65%, 11/15/34	6,775	6,672,824
Phillips 66 Co.
4.95%, 03/15/35(a)	4,465	4,462,951
5.25%, 06/15/31(a)	8,735	9,117,692
5.30%, 06/30/33	6,258	6,483,059
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(c)	110	108,341
Pioneer Natural Resources Co., 2.15%, 01/15/31(a)	5,309	4,826,132
Qatar Energy, 2.25%, 07/12/31(b)	23,855	21,516,781
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	6,480	5,332,038
6.25%, 07/08/32(a)(b)	1,740	1,506,666
6.45%, 03/05/34(b)	9,360	8,096,084
Reliance Industries Ltd., 2.88%, 01/12/32(b)	10,200	9,310,058
Repsol E&P Capital Markets U.S. LLC, 5.98%, 09/16/35(b)	6,185	6,341,375
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	23,120	21,030,391
4.63%, 09/17/35(b)	8,700	8,489,279
4.75%, 10/02/34(a)(b)	8,960	8,913,641
Santos Finance Ltd.
3.65%, 04/29/31(b)	7,444	6,974,764
5.75%, 11/13/35(b)	3,105	3,113,188
6.88%, 09/19/33(a)(b)	5,555	6,095,935
Saudi Arabian Oil Co.
5.25%, 07/17/34(b)	13,945	14,383,445
5.38%, 06/02/35(b)	7,520	7,760,605
Shell Finance U.S. Inc.
4.13%, 05/11/35	7,915	7,657,569
4.75%, 01/06/36(a)	2,050	2,065,381
Shell International Finance BV, 4.13%, 05/11/35(a)	1,775	1,720,167
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(a)(b)	9,460	8,851,681
Suncor Energy Inc.
5.95%, 12/01/34(a)	3,520	3,740,090
7.15%, 02/01/32	3,740	4,214,803
TotalEnergies Capital SA
4.72%, 09/10/34	5,130	5,213,432
5.15%, 04/05/34	8,060	8,423,244
Valero Energy Corp.
2.80%, 12/01/31	3,160	2,893,121
7.50%, 04/15/32	4,915	5,677,066
Var Energi ASA
6.50%, 05/22/35(b)	5,090	5,420,196
8.00%, 11/15/32(b)	6,753	7,830,054
Viper Energy Partners LLC, 5.70%, 08/01/35(a)	6,735	6,902,432
Woodside Finance Ltd.
5.10%, 09/12/34	8,840	8,806,178
5.70%, 05/19/32	3,320	3,462,401
6.00%, 05/19/35	8,535	8,958,672
		735,056,138
Oil & Gas Services — 0.0%
Halliburton Co., 4.85%, 11/15/35	100	99,481
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Holdings Corp.
4.85%, 05/15/33(a)(b)	$2,625	$2,651,841
5.00%, 06/01/34(a)(b)	3,000	3,064,286
		5,815,608
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33(a)	3,350	3,514,189
Amcor Flexibles North America Inc.
2.69%, 05/25/31	5,863	5,361,943
5.50%, 03/17/35(a)	4,890	5,071,033
AptarGroup Inc.
3.60%, 03/15/32	2,475	2,317,442
4.75%, 03/30/31	3,175	3,204,897
Berry Global Inc.
5.65%, 01/15/34(a)	5,280	5,535,386
5.80%, 06/15/31	5,205	5,511,322
Packaging Corp. of America
5.20%, 08/15/35	3,025	3,100,375
5.70%, 12/01/33	2,450	2,608,315
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(a)	7,601	7,894,551
Smurfit Westrock Financing DAC
5.19%, 01/15/36	3,200	3,234,764
5.42%, 01/15/35(a)	4,250	4,393,935
Sonoco Products Co.
2.85%, 02/01/32(a)	3,667	3,316,471
5.00%, 09/01/34(a)	4,810	4,781,812
WestRock MWV LLC, 7.95%, 02/15/31	2,345	2,710,834
WRKCo Inc.
3.00%, 06/15/33(a)	4,210	3,767,394
4.20%, 06/01/32(a)	3,628	3,539,526
		69,864,189
Pharmaceuticals — 3.3%
AbbVie Inc.
4.50%, 05/14/35	16,925	16,793,947
4.55%, 03/15/35	11,510	11,464,074
4.95%, 03/15/31	12,840	13,338,701
5.05%, 03/15/34	19,320	20,037,767
5.20%, 03/15/35	7,042	7,352,220
Astrazeneca Finance LLC
2.25%, 05/28/31	5,514	5,031,118
4.88%, 03/03/33	3,135	3,254,924
4.90%, 02/26/31	6,370	6,615,010
5.00%, 02/26/34(a)	9,700	10,111,916
Bayer U.S. Finance II LLC
4.20%, 07/15/34(b)	1,870	1,748,518
5.50%, 07/30/35(a)(b)	2,180	2,215,479
Bayer U.S. Finance LLC, 6.50%, 11/21/33(a)(b)	12,105	13,107,457
Becton Dickinson & Co.
1.96%, 02/11/31	6,548	5,828,442
4.30%, 08/22/32	3,399	3,363,113
5.11%, 02/08/34	3,549	3,641,969
Bristol-Myers Squibb Co.
2.95%, 03/15/32(a)	11,625	10,809,801
5.10%, 02/22/31(a)	7,920	8,283,173
5.20%, 02/22/34(a)	15,951	16,739,769
5.75%, 02/01/31(a)	6,520	6,994,809
5.90%, 11/15/33(a)	3,125	3,449,384
Cardinal Health Inc.
5.15%, 09/15/35(a)	2,815	2,875,972
5.35%, 11/15/34	6,695	6,936,892

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.45%, 02/15/34(a)	$2,990	$3,129,831
Cencora Inc.
2.70%, 03/15/31	6,604	6,110,227
5.13%, 02/15/34	3,155	3,260,088
5.15%, 02/15/35	4,700	4,839,266
CVS Health Corp.
1.88%, 02/28/31(a)	8,036	7,067,628
2.13%, 09/15/31	7,079	6,226,168
4.88%, 07/20/35	4,585	4,540,845
5.00%, 09/15/32(a)	4,795	4,913,632
5.25%, 01/30/31	4,876	5,050,915
5.25%, 02/21/33	11,531	11,932,841
5.30%, 06/01/33	8,061	8,341,076
5.45%, 09/15/35(a)	9,725	10,038,230
5.55%, 06/01/31(a)	6,535	6,867,874
5.70%, 06/01/34	8,923	9,399,755
Eli Lilly & Co.
4.25%, 03/15/31	4,915	4,956,209
4.55%, 10/15/32(a)	6,655	6,785,409
4.60%, 08/14/34	8,320	8,425,014
4.70%, 02/27/33(a)	6,283	6,455,693
4.70%, 02/09/34(a)	9,720	9,908,398
4.90%, 02/12/32	6,995	7,284,459
4.90%, 10/15/35(a)	7,660	7,871,192
5.10%, 02/12/35(a)	7,781	8,126,995
EMD Finance LLC
4.63%, 10/15/32(b)	6,955	7,014,516
5.00%, 10/15/35(b)	6,965	7,036,748
GlaxoSmithKline Capital Inc.
4.88%, 04/15/35	5,085	5,187,808
5.38%, 04/15/34	2,675	2,846,022
Johnson & Johnson
4.38%, 12/05/33(a)	5,160	5,276,454
4.85%, 03/01/32	8,975	9,365,439
4.90%, 06/01/31(a)	7,710	8,084,478
4.95%, 05/15/33(a)	2,860	3,038,453
4.95%, 06/01/34(a)	5,595	5,922,416
5.00%, 03/01/35(a)	8,320	8,732,512
McKesson Corp.
4.95%, 05/30/32	4,495	4,643,328
5.10%, 07/15/33(a)	3,936	4,095,682
5.25%, 05/30/35	4,825	5,030,550
Merck & Co. Inc.
2.15%, 12/10/31	14,789	13,187,895
4.50%, 05/17/33(a)	9,614	9,768,067
4.55%, 09/15/32(a)	5,405	5,495,992
4.95%, 09/15/35(a)	11,660	11,970,171
6.50%, 12/01/33	4,285	4,889,900
Novartis Capital Corp.
4.00%, 09/18/31(a)	6,425	6,421,409
4.20%, 09/18/34(a)	6,820	6,718,460
4.30%, 11/05/32	3,775	3,782,728
4.60%, 11/05/35(a)	3,875	3,877,143
Pfizer Inc.
1.75%, 08/18/31(a)	6,864	6,077,136
4.50%, 11/15/32	6,075	6,117,520
4.88%, 11/15/35	6,170	6,243,780
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33(a)	31,903	32,526,954
Sanofi SA, 4.20%, 11/03/32	120	120,081
Security	Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	$6,535	$6,786,615
Takeda U.S. Financing Inc., 5.20%, 07/07/35	10,880	11,163,494
Wyeth LLC, 6.50%, 02/01/34	4,795	5,434,398
Zoetis Inc.
5.00%, 08/17/35	6,710	6,827,328
5.60%, 11/16/32	4,958	5,299,770
		560,509,447
Pipelines — 3.8%
Boardwalk Pipelines LP
3.40%, 02/15/31	3,502	3,293,200
3.60%, 09/01/32	3,687	3,414,926
5.38%, 02/15/36	1,920	1,932,721
5.63%, 08/01/34	4,030	4,206,036
Cameron LNG LLC
2.90%, 07/15/31(b)	5,482	5,057,770
3.30%, 01/15/35(b)	4,685	4,142,245
Cheniere Energy Inc., 5.65%, 04/15/34	9,930	10,356,297
Cheniere Energy Partners LP
3.25%, 01/31/32	8,217	7,554,499
4.00%, 03/01/31	9,570	9,297,023
5.55%, 10/30/35(a)(b)	1,235	1,270,578
5.75%, 08/15/34	8,195	8,581,217
5.95%, 06/30/33(a)	9,877	10,496,457
Colonial Enterprises Inc., 5.63%, 11/15/35(b)	1,650	1,671,385
Colonial Pipeline Co., 7.63%, 04/15/32(b)	1,615	1,841,436
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/32(b)	150	150,325
5.10%, 10/01/31(b)	2,809	2,864,190
5.68%, 01/15/34(b)	3,380	3,511,031
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	3,640	3,741,701
6.04%, 11/15/33(b)	9,475	10,174,772
DCP Midstream Operating LP, 3.25%, 02/15/32	3,030	2,791,480
DT Midstream Inc.
4.30%, 04/15/32(b)	4,340	4,191,279
4.38%, 06/15/31(a)(b)	3,640	3,560,254
5.80%, 12/15/34(b)	4,440	4,628,139
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35(a)	4,945	5,236,541
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	1,999	1,864,059
8.38%, 06/15/32(a)	1,975	2,372,353
Enbridge Inc.
2.50%, 08/01/33(a)	7,273	6,253,953
5.20%, 11/20/35	3,175	3,207,657
5.55%, 06/20/35	6,215	6,462,925
5.63%, 04/05/34	8,020	8,422,572
5.70%, 03/08/33	15,530	16,448,460
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)(c)	4,585	4,914,272
7.63%, 01/15/83, (5-year CMT + 4.41%)(a)(c)	3,665	3,998,698
8.50%, 01/15/84, (5-year CMT + 4.43%)(a)(c)	8,015	9,195,377
Energy Transfer LP
4.90%, 03/15/35	3,619	3,549,259
5.55%, 05/15/34	7,922	8,186,810
5.60%, 09/01/34	8,312	8,612,491
5.70%, 04/01/35	8,310	8,642,095
5.75%, 02/15/33	9,877	10,432,546
6.40%, 12/01/30	2,408	2,614,049
6.55%, 12/01/33	10,020	11,052,714
7.38%, 02/01/31(b)	5,450	5,671,585

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enterprise Products Operating LLC
4.60%, 01/15/31	$4,780	$4,849,932
4.85%, 01/31/34(a)	6,685	6,805,413
4.95%, 02/15/35(a)	7,405	7,530,776
5.20%, 01/15/36	2,065	2,118,818
5.35%, 01/31/33	6,733	7,081,267
Series D, 6.88%, 03/01/33	3,470	3,959,180
Series H, 6.65%, 10/15/34(a)	2,262	2,575,985
Series J, 5.75%, 03/01/35(a)	1,664	1,782,957
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	5,400	5,005,884
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	4,367	3,889,876
5.75%, 07/15/35(b)	4,985	5,219,612
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(b)	2,398	2,166,900
Gulfstream Natural Gas System LLC, 5.60%, 07/23/35(b)	5,370	5,533,942
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	3,455	3,653,157
7.30%, 08/15/33	3,030	3,489,097
7.40%, 03/15/31(a)	2,102	2,394,994
7.75%, 03/15/32(a)	2,095	2,442,366
Kinder Morgan Inc.
2.00%, 02/15/31	4,941	4,409,470
4.80%, 02/01/33	4,818	4,858,540
5.20%, 06/01/33	10,131	10,460,130
5.30%, 12/01/34	5,015	5,140,360
5.40%, 02/01/34(a)	6,840	7,085,796
5.85%, 06/01/35	5,035	5,341,206
7.75%, 01/15/32	6,724	7,836,904
7.80%, 08/01/31	3,483	4,055,157
MPLX LP
4.80%, 02/15/31	4,805	4,866,466
4.95%, 09/01/32	6,650	6,703,296
5.00%, 01/15/33	5,025	5,071,206
5.00%, 03/01/33	7,875	7,950,341
5.40%, 04/01/35	6,935	7,033,177
5.40%, 09/15/35	10,645	10,772,357
5.50%, 06/01/34	11,509	11,812,863
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5,000	4,594,843
ONEOK Inc.
4.75%, 10/15/31	8,305	8,343,517
4.95%, 10/15/32	3,650	3,675,382
5.05%, 11/01/34	10,595	10,541,178
5.40%, 10/15/35	5,245	5,319,682
5.65%, 09/01/34	3,490	3,612,521
6.00%, 06/15/35(a)	3,070	3,242,366
6.05%, 09/01/33	10,082	10,768,808
6.10%, 11/15/32	5,170	5,547,620
6.35%, 01/15/31	3,994	4,290,357
Plains All American Pipeline LP, 5.95%, 06/15/35	5,985	6,277,135
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 01/15/31(a)	2,290	2,305,154
5.60%, 01/15/36	3,165	3,215,792
5.70%, 09/15/34	4,355	4,515,789
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	2,737	2,445,613
Security	Par (000)	Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	$8,375	$8,476,989
Southern Natural Gas Co. LLC
5.45%, 08/01/35(b)	1,860	1,903,405
8.00%, 03/01/32(a)	1,372	1,597,515
Targa Resources Corp.
4.20%, 02/01/33	5,120	4,915,293
5.50%, 02/15/35	6,485	6,648,779
5.55%, 08/15/35	6,590	6,772,115
6.13%, 03/15/33	5,728	6,140,805
6.50%, 03/30/34	6,743	7,409,331
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32(a)	6,980	6,666,363
4.88%, 02/01/31(a)	6,425	6,455,549
Texas Eastern Transmission LP, 7.00%, 07/15/32	2,958	3,326,220
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	1,960	1,745,638
4.63%, 03/01/34	8,100	7,951,078
5.60%, 03/31/34	2,475	2,582,078
Transcanada Trust, 5.60%, 03/07/82, (5-year CMT + 3.98%)(c)	5,241	5,160,305
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36(b)	595	604,910
Western Midstream Operating LP
5.45%, 11/15/34	5,605	5,651,042
6.15%, 04/01/33	4,998	5,305,188
Whistler Pipeline LLC
5.70%, 09/30/31(b)	2,660	2,766,535
5.95%, 09/30/34(b)	5,530	5,741,388
Williams Companies Inc. (The)
2.60%, 03/15/31	9,814	8,971,612
4.65%, 08/15/32(a)	6,612	6,652,878
5.15%, 03/15/34	8,500	8,675,988
5.30%, 09/30/35	5,790	5,929,603
5.60%, 03/15/35	6,225	6,508,966
5.65%, 03/15/33	5,093	5,384,940
7.75%, 06/15/31(a)	2,237	2,580,103
8.75%, 03/15/32(a)	3,066	3,741,878
Series A, 7.50%, 01/15/31	2,372	2,685,709
		637,412,762
Private Equity — 0.1%
Carlyle Group Inc. (The), 5.05%, 09/19/35	4,910	4,839,091
EQT AB, 5.85%, 05/08/35(b)	3,475	3,602,884
KKR & Co. Inc., 5.10%, 08/07/35(a)	6,090	6,082,414
		14,524,389
Real Estate — 0.2%
Brookfield Corp., 7.38%, 03/01/33	280	323,845
CBRE Services Inc.
2.50%, 04/01/31	3,268	2,975,759
4.90%, 01/15/33	2,375	2,404,885
5.50%, 06/15/35	3,270	3,397,258
5.95%, 08/15/34	6,525	7,029,987
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/31(a)(b)	2,570	2,365,186
5.50%, 01/30/33(b)	390	392,750
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(a)(b)	475	420,974

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(b)	$6,310	$5,686,559
		24,997,203
Real Estate Investment Trusts — 4.5%
Agree LP
2.60%, 06/15/33(a)	1,480	1,282,630
4.80%, 10/01/32(a)	1,500	1,521,684
5.60%, 06/15/35	2,715	2,860,439
5.63%, 06/15/34	2,770	2,910,430
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	6,099	5,016,586
2.00%, 05/18/32	5,800	4,917,672
2.95%, 03/15/34	5,275	4,550,756
3.38%, 08/15/31	5,250	4,927,056
4.75%, 04/15/35	4,200	4,076,757
4.90%, 12/15/30(a)	4,298	4,365,916
5.50%, 10/01/35(a)	2,405	2,454,559
American Assets Trust LP
3.38%, 02/01/31	3,030	2,775,886
6.15%, 10/01/34	3,485	3,565,799
American Homes 4 Rent LP
2.38%, 07/15/31(a)	3,183	2,846,108
3.63%, 04/15/32(a)	3,801	3,590,684
5.25%, 03/15/35(a)	3,350	3,416,304
5.50%, 02/01/34	4,205	4,358,156
5.50%, 07/15/34	2,620	2,722,603
American Tower Corp.
2.30%, 09/15/31(a)	5,891	5,250,056
2.70%, 04/15/31(a)	5,693	5,224,299
4.05%, 03/15/32(a)	4,474	4,359,639
5.35%, 03/15/35(a)	5,445	5,613,141
5.40%, 01/31/35	4,785	4,961,636
5.45%, 02/15/34(a)	4,380	4,566,335
5.55%, 07/15/33	5,567	5,847,348
5.65%, 03/15/33	5,207	5,500,267
5.90%, 11/15/33(a)	4,871	5,225,593
Americold Realty Operating Partnership LP
5.41%, 09/12/34(a)	3,195	3,152,766
5.60%, 05/15/32(a)	2,770	2,817,095
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	6,130	5,398,856
2.45%, 01/15/31	3,466	3,175,620
5.00%, 02/15/33	1,915	1,969,617
5.00%, 08/01/35	2,800	2,843,723
5.30%, 12/07/33	2,240	2,345,254
5.35%, 06/01/34	2,735	2,859,390
Boston Properties LP
2.45%, 10/01/33	7,240	6,000,742
2.55%, 04/01/32	5,733	4,997,081
3.25%, 01/30/31(a)	7,838	7,346,041
5.75%, 01/15/35(a)	5,665	5,832,906
6.50%, 01/15/34	5,085	5,498,531
Brixmor Operating Partnership LP
2.50%, 08/16/31(a)	3,225	2,900,373
4.85%, 02/15/33	775	777,491
5.20%, 04/01/32(a)	2,760	2,832,504
5.50%, 02/15/34	2,355	2,436,335
5.75%, 02/15/35	2,650	2,792,383
Broadstone Net Lease LLC
2.60%, 09/15/31	2,262	2,002,106
5.00%, 11/01/32	2,040	2,044,785
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Camden Property Trust, 4.90%, 01/15/34	$2,235	$2,274,885
COPT Defense Properties LP
2.75%, 04/15/31	3,621	3,294,837
2.90%, 12/01/33	2,105	1,804,690
Cousins Properties LP
5.38%, 02/15/32(a)	2,570	2,638,961
5.88%, 10/01/34	3,430	3,583,031
Crown Castle Inc.
2.10%, 04/01/31	6,581	5,801,693
2.25%, 01/15/31	7,070	6,327,698
2.50%, 07/15/31	5,125	4,585,085
5.10%, 05/01/33	5,286	5,358,974
5.20%, 09/01/34	4,843	4,910,808
5.80%, 03/01/34	5,005	5,271,741
CubeSmart LP
2.00%, 02/15/31	2,375	2,099,033
2.50%, 02/15/32	3,125	2,768,666
5.13%, 11/01/35	850	853,626
DOC DR LLC, 2.63%, 11/01/31(a)	3,030	2,729,517
EPR Properties, 3.60%, 11/15/31	1,835	1,705,158
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	4,772	4,966,061
Equinix Inc.
2.50%, 05/15/31	6,703	6,073,784
3.90%, 04/15/32	8,138	7,846,168
ERP Operating LP
1.85%, 08/01/31(a)	5,072	4,469,054
4.65%, 09/15/34(a)	3,855	3,843,718
4.95%, 06/15/32	3,265	3,352,410
Essential Properties LP
2.95%, 07/15/31(a)	2,294	2,096,313
5.40%, 12/01/35	1,875	1,883,344
Essex Portfolio LP
1.65%, 01/15/31(a)	1,685	1,470,855
2.55%, 06/15/31	2,367	2,146,398
2.65%, 03/15/32	4,380	3,926,183
5.38%, 04/01/35	2,720	2,830,174
5.50%, 04/01/34(a)	3,155	3,291,712
Extra Space Storage LP
2.35%, 03/15/32	4,295	3,756,335
2.40%, 10/15/31	3,749	3,332,786
2.55%, 06/01/31	3,360	3,050,864
4.95%, 01/15/33	4,325	4,377,212
5.35%, 01/15/35(a)	2,720	2,791,456
5.40%, 02/01/34	4,005	4,128,693
5.40%, 06/15/35(a)	3,585	3,692,933
5.90%, 01/15/31	3,715	3,948,769
First Industrial LP, 5.25%, 01/15/31(a)	2,190	2,250,893
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5,231	4,724,926
4.00%, 01/15/31	4,489	4,298,626
5.25%, 02/15/33	3,865	3,879,714
5.63%, 09/15/34(a)	5,330	5,398,352
6.75%, 12/01/33	2,885	3,127,467
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	3,200	3,195,386
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(a)(b)	3,815	3,885,100
Healthcare Realty Holdings LP
2.00%, 03/15/31	4,862	4,269,430
2.05%, 03/15/31	1,880	1,635,718

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthpeak OP LLC
2.88%, 01/15/31	$3,638	$3,372,652
4.75%, 01/15/33	1,975	1,973,461
5.25%, 12/15/32	4,474	4,619,777
5.38%, 02/15/35(a)	3,460	3,558,632
Highwoods Realty LP
2.60%, 02/01/31	2,025	1,809,619
5.35%, 01/15/33	950	953,910
7.65%, 02/01/34	515	587,789
Host Hotels & Resorts LP
5.50%, 04/15/35	4,965	5,048,204
5.70%, 06/15/32	2,370	2,473,677
5.70%, 07/01/34	3,460	3,579,924
Series J, 2.90%, 12/15/31	4,270	3,843,169
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	4,564	3,977,639
2.70%, 01/15/34	2,520	2,159,797
4.15%, 04/15/32	3,690	3,583,588
4.88%, 02/01/35	3,545	3,524,514
4.95%, 01/15/33(a)	2,685	2,717,543
5.50%, 08/15/33	2,333	2,429,531
Kilroy Realty LP
2.50%, 11/15/32	4,595	3,851,618
2.65%, 11/15/33	2,750	2,263,843
5.88%, 10/15/35	345	349,979
Kimco Realty OP LLC
2.25%, 12/01/31	3,392	3,014,135
3.20%, 04/01/32	3,635	3,396,859
4.60%, 02/01/33(a)	3,830	3,836,924
4.85%, 03/01/35	3,595	3,599,657
6.40%, 03/01/34(a)	3,443	3,822,151
Kite Realty Group LP
4.95%, 12/15/31	2,635	2,680,775
5.20%, 08/15/32	2,040	2,089,212
5.50%, 03/01/34	1,880	1,952,914
LXP Industrial Trust, 2.38%, 10/01/31	2,390	2,088,981
Mid-America Apartments LP
1.70%, 02/15/31	2,647	2,327,669
4.65%, 01/15/33	1,925	1,932,454
4.95%, 03/01/35	2,425	2,460,425
5.00%, 03/15/34	2,060	2,095,756
5.30%, 02/15/32(a)	2,635	2,757,053
National Health Investors Inc.
3.00%, 02/01/31	2,438	2,214,556
5.35%, 02/01/33	1,550	1,542,869
NNN REIT Inc.
4.60%, 02/15/31(a)	2,315	2,336,075
5.50%, 06/15/34	3,035	3,166,672
5.60%, 10/15/33	2,990	3,146,284
Omega Healthcare Investors Inc.
3.25%, 04/15/33(a)	4,067	3,626,182
3.38%, 02/01/31	4,125	3,851,072
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,435	2,189,058
4.95%, 01/15/35	2,170	2,155,153
5.25%, 08/15/32	2,395	2,454,616
5.75%, 07/15/34	2,375	2,498,485
Piedmont Operating Partnership LP
2.75%, 04/01/32	1,355	1,162,390
5.63%, 01/15/33	1,675	1,687,542
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Prologis LP
1.63%, 03/15/31	$2,265	$1,984,270
1.75%, 02/01/31	5,244	4,637,608
2.25%, 01/15/32	5,191	4,595,910
4.63%, 01/15/33(a)	5,725	5,799,726
4.75%, 01/15/31	3,185	3,263,183
4.75%, 06/15/33(a)	3,210	3,261,424
5.00%, 03/15/34	5,200	5,328,504
5.00%, 01/31/35	4,685	4,772,322
5.13%, 01/15/34	4,993	5,158,318
5.25%, 05/15/35	5,115	5,309,123
Prologis Targeted U.S. Logistics Fund LP
4.75%, 01/15/36(b)	3,150	3,097,954
5.25%, 01/15/35(a)(b)	3,275	3,367,372
5.50%, 04/01/34(a)(b)	2,955	3,090,406
Public Storage Operating Co.
2.25%, 11/09/31	3,435	3,068,352
2.30%, 05/01/31	4,168	3,776,115
5.00%, 07/01/35(a)	2,810	2,870,821
5.10%, 08/01/33(a)	3,805	3,968,551
Rayonier LP, 2.75%, 05/17/31(a)	3,553	3,215,126
Realty Income Corp.
1.80%, 03/15/33	2,365	1,973,240
2.70%, 02/15/32	2,251	2,037,191
2.85%, 12/15/32	4,685	4,216,832
3.20%, 02/15/31	2,921	2,771,868
3.25%, 01/15/31	5,592	5,319,311
4.50%, 02/01/33	2,175	2,164,107
4.90%, 07/15/33(a)	4,340	4,419,553
5.13%, 02/15/34(a)	5,240	5,409,570
5.13%, 04/15/35	4,720	4,830,108
5.63%, 10/13/32	4,845	5,160,772
5.88%, 03/15/35(a)	1,590	1,729,483
Regency Centers LP
5.00%, 07/15/32	2,755	2,833,957
5.10%, 01/15/35	2,190	2,233,852
5.25%, 01/15/34(a)	2,175	2,253,893
Rexford Industrial Realty LP
2.13%, 12/01/30(a)	1,238	1,109,737
2.15%, 09/01/31	5,860	5,150,127
Sabra Health Care LP, 3.20%, 12/01/31	4,873	4,457,717
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	2,982	2,747,361
2.85%, 01/15/32(a)	2,135	1,912,162
5.65%, 01/15/35(a)	2,675	2,755,764
6.10%, 04/01/34	1,970	2,095,489
Simon Property Group LP
2.20%, 02/01/31	4,341	3,928,098
2.25%, 01/15/32	4,488	3,965,972
2.65%, 02/01/32	4,595	4,151,834
4.75%, 09/26/34(a)	6,516	6,518,759
5.13%, 10/01/35	5,345	5,452,014
5.50%, 03/08/33(a)	3,825	4,052,575
6.25%, 01/15/34	3,330	3,673,914
Store Capital LLC, 2.70%, 12/01/31	2,438	2,154,893
Sun Communities Operating LP
2.70%, 07/15/31	5,114	4,663,727
4.20%, 04/15/32	3,840	3,749,262
Tanger Properties LP, 2.75%, 09/01/31(a)	2,293	2,077,815

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Trust Fibra Uno
7.38%, 02/13/34(a)(b)	$5,420	$5,816,473
7.70%, 01/23/32(b)	2,485	2,683,800
UDR Inc.
1.90%, 03/15/33	2,165	1,793,084
2.10%, 08/01/32	2,210	1,897,906
2.10%, 06/15/33	1,615	1,352,578
3.00%, 08/15/31	4,237	3,932,349
3.10%, 11/01/34	2,080	1,817,472
5.13%, 09/01/34	1,915	1,955,289
Ventas Realty LP
2.50%, 09/01/31	3,797	3,421,546
5.00%, 01/15/35	3,770	3,790,808
5.10%, 07/15/32	3,400	3,495,464
5.63%, 07/01/34	3,000	3,145,373
VICI Properties LP
5.13%, 11/15/31	5,490	5,567,056
5.13%, 05/15/32	9,833	9,917,711
5.63%, 04/01/35	5,855	5,992,676
5.75%, 04/01/34	3,740	3,881,375
Welltower OP LLC
2.75%, 01/15/31	3,547	3,307,988
2.75%, 01/15/32	2,800	2,555,923
2.80%, 06/01/31	5,543	5,148,364
3.85%, 06/15/32	4,270	4,144,002
5.13%, 07/01/35	8,230	8,464,765
Weyerhaeuser Co.
3.38%, 03/09/33(a)	3,340	3,065,240
6.88%, 12/15/33	595	669,158
7.38%, 03/15/32(a)	4,450	5,083,538
WP Carey Inc.
2.25%, 04/01/33	1,522	1,286,935
2.40%, 02/01/31	3,054	2,749,210
2.45%, 02/01/32	4,516	3,991,781
5.38%, 06/30/34(a)	2,585	2,676,369
		761,586,235
Retail — 2.0%
7-Eleven Inc., 1.80%, 02/10/31(b)	10,751	9,418,899
Alimentation Couche-Tard Inc.
5.08%, 09/29/35(a)(b)	3,200	3,235,127
5.27%, 02/12/34(b)	5,620	5,780,599
Arcos Dorados BV, 6.38%, 01/29/32(a)(b)	3,705	3,928,597
AutoNation Inc.
2.40%, 08/01/31	3,612	3,188,556
3.85%, 03/01/32(a)	4,586	4,316,817
5.89%, 03/15/35(a)	3,390	3,536,405
AutoZone Inc.
1.65%, 01/15/31	3,903	3,420,622
4.75%, 08/01/32(a)	4,905	4,965,353
4.75%, 02/01/33	3,985	4,009,596
5.20%, 08/01/33	2,120	2,184,936
5.40%, 07/15/34(a)	4,605	4,797,026
6.55%, 11/01/33(a)	2,955	3,305,547
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)(b)	3,075	3,092,670
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	6,418	6,776,974
Costco Wholesale Corp., 1.75%, 04/20/32	6,569	5,717,545
Darden Restaurants Inc., 6.30%, 10/10/33	3,450	3,755,989
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	4,904	4,517,166
Security	Par (000)	Value
Retail (continued)
Dollar General Corp.
5.00%, 11/01/32(a)	$4,432	$4,492,453
5.45%, 07/05/33	6,205	6,442,599
Dollar Tree Inc., 2.65%, 12/01/31	5,211	4,681,527
El Puerto de Liverpool SAB de CV, 6.26%, 01/22/32(b)	2,995	3,179,387
Ferguson Enterprises Inc.
4.35%, 03/15/31	3,150	3,148,229
5.00%, 10/03/34	4,950	5,022,037
Genuine Parts Co.
2.75%, 02/01/32	3,218	2,852,888
6.88%, 11/01/33(a)	2,543	2,839,354
Home Depot Inc. (The)
1.38%, 03/15/31	8,187	7,115,575
1.88%, 09/15/31(a)	7,337	6,473,513
3.25%, 04/15/32	7,986	7,529,348
4.50%, 09/15/32(a)	7,962	8,096,849
4.65%, 09/15/35	6,210	6,209,454
4.85%, 06/25/31(a)	7,105	7,363,244
4.95%, 06/25/34	11,276	11,604,804
Lowe's Companies Inc.
2.63%, 04/01/31(a)	9,947	9,137,689
3.75%, 04/01/32	9,772	9,391,014
5.00%, 04/15/33	7,780	7,992,864
5.15%, 07/01/33(a)	6,746	6,989,576
5.50%, 10/15/35(a)	950	997,575
Lowe's Cos. Inc.
4.25%, 03/15/31	6,264	6,239,954
4.50%, 10/15/32(a)	7,190	7,166,123
4.85%, 10/15/35	7,060	7,045,144
McDonald's Corp.
4.40%, 02/12/31	2,325	2,346,421
4.60%, 09/09/32(a)	4,956	5,070,324
4.95%, 08/14/33(a)	3,653	3,789,587
4.95%, 03/03/35(a)	5,935	6,065,736
5.00%, 02/13/36	2,325	2,361,609
5.20%, 05/17/34(a)	3,157	3,300,584
O'Reilly Automotive Inc.
1.75%, 03/15/31	3,208	2,812,638
4.70%, 06/15/32	5,600	5,665,324
5.00%, 08/19/34	3,225	3,268,455
Ross Stores Inc., 1.88%, 04/15/31	3,259	2,869,562
Starbucks Corp.
3.00%, 02/14/32(a)	6,242	5,776,718
4.80%, 02/15/33	3,333	3,396,070
4.90%, 02/15/31	3,185	3,288,859
5.00%, 02/15/34(a)	3,440	3,528,316
5.40%, 05/15/35(a)	3,375	3,529,255
Target Corp.
4.40%, 01/15/33(a)	3,488	3,495,946
4.50%, 09/15/32(a)	6,758	6,840,944
4.50%, 09/15/34(a)	5,025	4,981,313
5.00%, 04/15/35(a)	6,605	6,728,294
6.35%, 11/01/32	1,665	1,856,641
TJX Companies Inc. (The), 1.60%, 05/15/31(a)	3,352	2,947,419
Tractor Supply Co., 5.25%, 05/15/33(a)	4,745	4,943,703
Walmart Inc.
4.10%, 04/15/33(a)	10,601	10,639,949
4.15%, 09/09/32(a)	7,545	7,638,397
4.90%, 04/28/35(a)	10,305	10,685,476

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.25%, 09/01/35	$5,865	$6,264,176
		346,051,340
Savings & Loans — 0.0%
Nationwide Building Society, 5.54%, 07/14/36, (1-day SOFR + 1.65%)(a)(b)(c)	6,015	6,241,789
Semiconductors — 2.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32	3,261	3,210,741
Analog Devices Inc.
2.10%, 10/01/31	6,992	6,222,047
4.25%, 10/01/32	205	207,038
5.05%, 04/01/34	3,565	3,718,408
Applied Materials Inc., 5.10%, 10/01/35(a)	70	72,799
Broadcom Inc.
2.45%, 02/15/31	17,239	15,846,748
2.60%, 02/15/33	11,508	10,230,605
3.42%, 04/15/33	14,687	13,763,284
3.47%, 04/15/34	20,970	19,345,162
4.15%, 04/15/32(b)	8,747	8,634,430
4.30%, 11/15/32	13,042	12,972,746
4.55%, 02/15/32	5,910	5,979,918
4.80%, 10/15/34	11,055	11,209,274
4.80%, 02/15/36	12,500	12,529,387
4.90%, 07/15/32	12,305	12,661,187
5.15%, 11/15/31	11,135	11,618,997
5.20%, 04/15/32	8,212	8,584,764
5.20%, 07/15/35	16,205	16,874,803
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	6,395	6,650,261
5.88%, 01/25/34(b)	10,070	10,439,470
5.90%, 01/25/33(b)	8,410	8,882,085
6.10%, 01/25/36(b)	310	329,308
6.15%, 01/25/32(b)	7,950	8,495,614
6.25%, 01/25/35(b)	9,130	9,775,643
Intel Corp.
2.00%, 08/12/31	9,517	8,381,333
4.00%, 12/15/32	4,846	4,648,669
4.15%, 08/05/32	8,455	8,212,516
5.00%, 02/21/31(a)	2,865	2,946,744
5.15%, 02/21/34(a)	5,781	5,884,349
5.20%, 02/10/33(a)	14,385	14,759,938
KLA Corp.
4.65%, 07/15/32	6,522	6,663,492
4.70%, 02/01/34	3,455	3,494,873
5.65%, 11/01/34(a)	778	842,125
Marvell Technology Inc.
2.95%, 04/15/31	4,945	4,589,007
5.45%, 07/15/35(a)	3,380	3,492,955
5.95%, 09/15/33	3,205	3,436,719
Micron Technology Inc.
2.70%, 04/15/32	6,782	6,081,334
5.30%, 01/15/31	6,445	6,681,228
5.65%, 11/01/32	3,780	3,978,562
5.80%, 01/15/35	6,495	6,871,273
5.88%, 02/09/33	4,970	5,293,536
5.88%, 09/15/33	5,787	6,180,384
6.05%, 11/01/35	6,000	6,439,215
NVIDIA Corp., 2.00%, 06/15/31	8,277	7,482,368
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	6,762	6,123,045
2.65%, 02/15/32	5,928	5,307,487
Security	Par (000)	Value
Semiconductors (continued)
4.85%, 08/19/32(a)	$2,385	$2,406,215
5.00%, 01/15/33	6,711	6,828,489
5.25%, 08/19/35	4,505	4,581,439
Qorvo Inc., 3.38%, 04/01/31(a)(b)	4,525	4,157,656
QUALCOMM Inc.
1.65%, 05/20/32(a)	8,087	6,935,392
4.25%, 05/20/32(a)	3,330	3,343,581
4.65%, 05/20/35(a)	6,476	6,544,301
4.75%, 05/20/32	2,635	2,708,881
5.00%, 05/20/35(a)	3,980	4,105,852
5.40%, 05/20/33	4,373	4,660,218
SK Hynix Inc.
2.38%, 01/19/31(b)	7,298	6,630,243
6.50%, 01/17/33(a)(b)	5,050	5,589,112
Skyworks Solutions Inc., 3.00%, 06/01/31	3,479	3,151,238
Texas Instruments Inc.
1.90%, 09/15/31	3,570	3,179,622
3.65%, 08/16/32	2,503	2,414,194
4.85%, 02/08/34(a)	3,850	3,977,818
4.90%, 03/14/33	6,225	6,447,267
5.10%, 05/23/35(a)	4,494	4,655,823
TSMC Arizona Corp.
2.50%, 10/25/31	9,379	8,597,913
4.25%, 04/22/32	6,250	6,304,378
TSMC Global Ltd.
2.25%, 04/23/31(a)(b)	9,225	8,396,731
4.63%, 07/22/32(a)(b)	2,550	2,632,977
		454,295,211
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 5.75%, 01/15/35	3,520	3,732,893
Software — 2.1%
Adobe Inc.
4.95%, 04/04/34	4,955	5,152,083
5.30%, 01/17/35(a)	2,080	2,202,891
Atlassian Corp., 5.50%, 05/15/34	3,240	3,363,913
Autodesk Inc.
2.40%, 12/15/31	6,477	5,792,333
5.30%, 06/15/35	3,360	3,472,556
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	6,557	5,971,225
Cadence Design Systems Inc., 4.70%, 09/10/34	5,760	5,795,744
Concentrix Corp., 6.85%, 08/02/33(a)	3,603	3,594,019
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	3,310	3,358,512
Electronic Arts Inc., 1.85%, 02/15/31	4,863	4,709,866
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	3,370	3,013,069
5.10%, 07/15/32(a)	4,933	5,055,750
Fiserv Inc.
4.55%, 02/15/31	2,180	2,163,744
5.15%, 08/12/34	5,825	5,797,418
5.25%, 08/11/35(a)	7,120	7,143,600
5.35%, 03/15/31(a)	3,160	3,246,191
5.45%, 03/15/34	5,000	5,087,052
5.60%, 03/02/33(a)	6,076	6,280,815
5.63%, 08/21/33	8,215	8,493,217
Intuit Inc., 5.20%, 09/15/33	7,631	8,014,442
Microsoft Corp., 3.50%, 02/12/35(a)	9,963	9,498,428

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
MSCI Inc.
3.25%, 08/15/33(b)	$4,907	$4,412,974
3.63%, 11/01/31(b)	4,290	4,049,110
3.88%, 02/15/31(b)	6,270	6,017,999
5.25%, 09/01/35	8,105	8,195,617
Oracle Corp.
2.88%, 03/25/31	21,144	19,171,922
3.90%, 05/15/35	9,480	8,379,464
4.30%, 07/08/34	12,172	11,252,844
4.70%, 09/27/34	18,393	17,423,907
4.80%, 09/26/32	18,200	17,892,497
4.90%, 02/06/33	9,735	9,519,331
5.20%, 09/26/35	19,295	18,906,982
5.25%, 02/03/32	8,820	8,903,115
5.50%, 08/03/35	7,250	7,263,944
6.25%, 11/09/32	14,860	15,770,176
Paychex Inc.
5.35%, 04/15/32	9,025	9,385,798
5.60%, 04/15/35	8,390	8,813,679
Roper Technologies Inc.
1.75%, 02/15/31	6,613	5,799,869
4.75%, 02/15/32(a)	3,420	3,468,636
4.90%, 10/15/34(a)	6,575	6,602,949
5.10%, 09/15/35(a)	5,785	5,871,652
Salesforce Inc., 1.95%, 07/15/31	10,021	8,955,451
Synopsys Inc.
5.00%, 04/01/32	9,600	9,848,978
5.15%, 04/01/35	15,475	15,819,671
Take-Two Interactive Software Inc.
4.00%, 04/14/32	3,318	3,228,419
5.60%, 06/12/34(a)	2,235	2,346,322
VMware LLC, 2.20%, 08/15/31	10,149	9,039,920
Workday Inc., 3.80%, 04/01/32	8,165	7,836,684
		361,384,778
Telecommunications — 3.8%
America Movil SAB de CV
4.70%, 07/21/32(a)	5,160	5,217,064
5.00%, 01/20/33(a)	640	654,650
6.38%, 03/01/35	5,855	6,486,988
AT&T Inc.
2.25%, 02/01/32(a)	17,369	15,318,270
2.55%, 12/01/33	25,395	21,788,680
2.75%, 06/01/31	21,921	20,201,443
4.50%, 05/15/35	16,544	16,070,962
4.55%, 11/01/32(a)	4,935	4,944,017
4.90%, 11/01/35(a)	8,590	8,561,348
5.38%, 08/15/35	8,485	8,780,178
5.40%, 02/15/34(a)	18,477	19,297,710
6.15%, 09/15/34(a)	775	829,302
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	5,770	5,890,206
5.20%, 02/15/34(a)	4,630	4,721,259
Series US-5, 2.15%, 02/15/32(a)	2,629	2,282,527
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	2,890	2,725,157
Cisco Systems Inc.
4.95%, 02/26/31	15,970	16,613,398
4.95%, 02/24/32	6,790	7,054,388
5.05%, 02/26/34	16,105	16,713,502
5.10%, 02/24/35	8,015	8,322,158
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	3,300	4,134,267
Security	Par (000)	Value
Telecommunications (continued)
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	$2,500	$2,221,933
Juniper Networks Inc., 2.00%, 12/10/30	2,664	2,357,119
Motorola Solutions Inc.
2.75%, 05/24/31(a)	6,982	6,391,814
5.20%, 08/15/32	2,855	2,949,332
5.40%, 04/15/34	5,753	5,951,755
5.55%, 08/15/35	5,960	6,216,130
5.60%, 06/01/32(a)	4,567	4,812,958
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	5,120	4,599,523
2.63%, 05/05/31(a)(b)	9,178	8,453,163
6.00%, 10/06/33(a)(b)	3,490	3,810,204
NTT Finance Corp.
2.07%, 04/03/31(b)	6,399	5,683,744
5.14%, 07/02/31(a)(b)	5,795	5,982,456
5.17%, 07/16/32(b)	16,040	16,540,462
5.50%, 07/16/35(b)	16,325	17,058,838
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	9,995	9,227,004
4.63%, 10/10/34(a)(b)	2,000	2,010,260
Orange SA, 9.00%, 03/01/31	15,966	19,303,791
Rogers Communications Inc.
3.80%, 03/15/32	12,432	11,760,020
5.30%, 02/15/34(a)	8,540	8,658,424
SoftBank Corp., 5.33%, 07/09/35(b)	3,235	3,265,461
Sprint Capital Corp., 8.75%, 03/15/32	12,831	15,617,590
TELUS Corp., 3.40%, 05/13/32	5,942	5,493,768
T-Mobile USA Inc.
2.25%, 11/15/31	7,887	7,009,439
2.55%, 02/15/31	15,579	14,272,994
2.70%, 03/15/32	8,037	7,251,377
2.88%, 02/15/31	6,716	6,255,253
3.50%, 04/15/31	17,889	17,145,653
4.63%, 01/15/33	4,535	4,539,677
4.70%, 01/15/35	6,900	6,844,468
4.95%, 11/15/35	5,275	5,303,278
5.05%, 07/15/33	17,232	17,692,284
5.13%, 05/15/32	6,695	6,930,938
5.15%, 04/15/34(a)	9,155	9,421,854
5.20%, 01/15/33	7,996	8,294,583
5.30%, 05/15/35(a)	6,980	7,217,402
5.75%, 01/15/34(a)	7,034	7,503,868
6.70%, 12/15/33	1,760	1,985,538
Verizon Communications Inc.
1.75%, 01/20/31(a)	10,420	9,191,835
2.36%, 03/15/32(a)	29,055	25,679,885
2.55%, 03/21/31	24,473	22,391,562
4.40%, 11/01/34	12,369	12,013,736
4.50%, 08/10/33	14,064	13,945,008
4.75%, 01/15/33	5,485	5,518,357
4.78%, 02/15/35	14,995	14,875,638
5.00%, 01/15/36	19,215	19,240,050
5.05%, 05/09/33(a)	7,104	7,330,281
5.25%, 04/02/35(a)	15,339	15,727,208
5.85%, 09/15/35(a)	2,390	2,565,327
6.40%, 09/15/33(a)	1,764	1,954,952
7.75%, 12/01/30	29	33,389
Vodafone Group PLC, 6.25%, 11/30/32	3,465	3,782,744

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(a)(b)	$5,340	$4,931,079
		651,822,880
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	3,080	3,266,433
Transportation — 1.0%
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)(b)	5,298	5,667,802
Canadian National Railway Co.
3.85%, 08/05/32	5,655	5,492,643
4.20%, 03/12/31	1,725	1,729,950
4.38%, 09/18/34(a)	4,840	4,782,397
4.75%, 11/12/35(a)	1,850	1,865,044
5.85%, 11/01/33(a)	2,325	2,548,185
6.25%, 08/01/34	3,380	3,770,721
Canadian Pacific Railway Co.
2.45%, 12/02/31	10,037	9,024,156
4.80%, 09/15/35	1,440	1,437,357
5.20%, 03/30/35	4,455	4,616,241
5.75%, 03/15/33(a)	1,728	1,828,826
7.13%, 10/15/31	2,752	3,134,160
CSX Corp.
4.10%, 11/15/32	7,018	6,927,835
5.05%, 06/15/35(a)	6,010	6,165,251
5.20%, 11/15/33	4,015	4,208,014
FedEx Corp.
2.40%, 05/15/31(a)	5,823	5,273,335
3.90%, 02/01/35(a)	2,615	2,426,237
4.90%, 01/15/34	1,905	1,913,045
Nakilat Inc., 6.07%, 12/31/33(a)(b)	1,939	2,047,983
Norfolk Southern Corp.
2.30%, 05/15/31	4,031	3,659,352
3.00%, 03/15/32	4,415	4,091,555
4.45%, 03/01/33	3,958	3,966,964
5.10%, 05/01/35	2,940	3,024,100
5.55%, 03/15/34	2,730	2,897,228
7.25%, 02/15/31(a)	1,085	1,232,216
Ryder System Inc., 6.60%, 12/01/33(a)	3,835	4,301,382
TTX Co.
5.05%, 11/15/34(b)	2,580	2,661,056
5.75%, 11/22/33(b)	2,430	2,608,855
Union Pacific Corp.
2.38%, 05/20/31(a)	7,618	7,008,129
2.80%, 02/14/32	8,425	7,759,634
3.38%, 02/01/35(a)	1,448	1,317,244
4.50%, 01/20/33(a)	6,550	6,642,557
5.10%, 02/20/35(a)	6,890	7,160,964
United Parcel Service Inc.
4.88%, 03/03/33(a)	6,103	6,327,110
5.15%, 05/22/34(a)	6,340	6,633,837
5.25%, 05/14/35(a)	8,255	8,632,448
Walmart Inc., 1.80%, 09/22/31(a)	15,208	13,581,324
		168,365,137
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	2,722	2,393,221
3.50%, 06/01/32(a)	2,576	2,404,345
4.90%, 03/15/33	2,822	2,846,753
5.45%, 09/15/33	2,825	2,943,379
5.50%, 06/15/35	4,855	5,017,212
6.05%, 03/15/34	3,356	3,598,909
Security	Par (000)	Value
Trucking & Leasing (continued)
6.90%, 05/01/34(a)	$2,705	$3,059,430
SMBC Aviation Capital Finance DAC
5.25%, 11/26/35(b)	3,200	3,216,499
5.55%, 04/03/34(a)(b)	5,820	6,040,268
5.70%, 07/25/33(b)	6,548	6,892,263
		38,412,279
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31(a)	3,860	3,493,373
4.45%, 06/01/32	6,250	6,281,967
5.15%, 03/01/34	3,970	4,113,184
5.25%, 03/01/35(a)	5,610	5,811,840
Essential Utilities Inc.
2.40%, 05/01/31	4,458	4,022,884
5.25%, 08/15/35	3,145	3,221,438
5.38%, 01/15/34	3,210	3,324,688
		30,269,374
Total Corporate Bonds & Notes — 98.3% (Cost: $16,507,994,994)		16,707,145,466
Foreign Government Obligations(e)
South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	100	104,461
Korea Gas Corp., 2.00%, 07/13/31(b)	4,625	4,152,748
Korea National Oil Corp.
2.38%, 04/07/31(b)	1,900	1,739,507
2.63%, 04/18/32(b)	3,195	2,894,119
		8,890,835
Total Foreign Government Obligations — 0.0% (Cost: $9,166,116)		8,890,835
Total Long-Term Investments — 98.3% (Cost: $16,517,161,110)		16,716,036,301
	Shares
Short-Term Securities
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	1,619,708,465	1,620,518,319
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(f)(g)	102,580,000	102,580,000
Total Short-Term Securities — 10.2% (Cost: $1,722,378,459)		1,723,098,319
Total Investments — 108.5% (Cost: $18,239,539,569)		18,439,134,620
Liabilities in Excess of Other Assets — (8.5)%		(1,437,954,582)
Net Assets — 100.0%		$17,001,180,038

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF

(d)	Perpetual security with no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,988,022,906	$—	$(367,506,173)(a)	$(26,267)	$27,853	$1,620,518,319	1,619,708,465	$3,690,387 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	11,190,000	91,390,000 (a)	—	—	—	102,580,000	102,580,000	3,201,299	—
				$(26,267)	$27,853	$1,723,098,319		$6,891,686	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,707,145,466	$—	$16,707,145,466
Foreign Government Obligations	—	8,890,835	—	8,890,835
Short-Term Securities
Money Market Funds	1,723,098,319	—	—	1,723,098,319
	$1,723,098,319	$16,716,036,301	$—	$18,439,134,620

Portfolio Abbreviation
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF

Portfolio Abbreviation (continued)
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax